UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2013

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

ASSET-BACKED SECURITIES - 0.7%	PRINCIPAL AMOUNT	VALUE
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	$6,145,000	$6,015,297
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	2,430,000	2,412,186

Total Asset-Backed Securities (Cost $8,574,683)		8,427,483

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
Banc of America Mortgage Trust, 0.311%, 1/25/34 (r)	31,552,176	217,047

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $48,141)		217,047

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	6,180,000	5,928,190
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	4,860,000	4,665,099
Extended Stay America Trust:
2.958%, 12/5/31 (e)	3,080,000	2,989,328
3.604%, 12/5/31 (e)	4,360,000	4,152,983
GS Mortgage Securities Trust, 3.007%, 12/10/30 (e)	5,635,000	5,140,968

Total Commercial Mortgage-Backed Securities (Cost $24,612,333)		22,876,568

CORPORATE BONDS - 85.3%
AbbVie, Inc.:
2.90%, 11/6/22 (e)	3,300,000	3,085,965
4.40%, 11/6/42 (e)	1,850,000	1,718,397
Actavis, Inc., 3.25%, 10/1/22	1,000,000	932,300
Aetna, Inc., 2.75%, 11/15/22	3,000,000	2,762,961
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,422,968
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	—
Amazon.com, Inc., 2.50%, 11/29/22	6,800,000	6,172,775
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,026,418
4.375%, 7/16/42	1,500,000	1,278,376
American International Group, Inc.:
3.00%, 3/20/15	2,000,000	2,061,138
4.875%, 9/15/16	3,000,000	3,286,095
5.60%, 10/18/16	3,000,000	3,342,876
3.80%, 3/22/17	5,550,000	5,818,154
4.875%, 6/1/22	7,000,000	7,461,468
American Tower Corp.:
5.90%, 11/1/21	6,000,000	6,675,288
4.70%, 3/15/22	2,000,000	2,017,188
Amgen, Inc., 2.50%, 11/15/16	2,000,000	2,066,452
Anadarko Petroleum Corp., 6.375%, 9/15/17	4,500,000	5,174,910
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	1,900,000	1,782,626
4.00%, 1/17/43	1,900,000	1,720,505
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,900,000	1,773,836
3.75%, 7/15/42	1,000,000	866,415
Antero Resources Finance Corp.:
9.375%, 12/1/17	1,000,000	1,060,000
6.00%, 12/1/20	1,500,000	1,477,500
Apache Corp.:
3.25%, 4/15/22	2,000,000	1,970,108
4.75%, 4/15/43	1,000,000	948,514
Apple, Inc., 3.85%, 5/4/43	7,800,000	6,928,210
ArcelorMittal:
5.00%, 2/25/17	8,350,000	8,454,375
6.00%, 3/1/21	2,250,000	2,238,750
AT&T, Inc.:
2.95%, 5/15/16	3,000,000	3,134,991
1.60%, 2/15/17	3,000,000	2,969,430
3.00%, 2/15/22	7,940,000	7,630,515
2.625%, 12/1/22	1,000,000	915,335
5.55%, 8/15/41	1,000,000	1,041,205
Autodesk, Inc., 1.95%, 12/15/17	4,300,000	4,195,166
Bank of America Corp.:
5.25%, 12/1/15	1,300,000	1,396,647
0.605%, 8/15/16 (r)	2,500,000	2,411,548
2.00%, 1/11/18	1,600,000	1,549,782
3.30%, 1/11/23	10,000,000	9,451,470
Bank of America NA:
5.30%, 3/15/17	22,304,000	24,190,562
6.10%, 6/15/17	5,000,000	5,576,650
Bank of New York Mellon Corp., 2.40%, 1/17/17	2,250,000	2,295,632
Barrick Gold Corp., 4.10%, 5/1/23 (e)	5,000,000	4,177,280
Barrick North America Finance LLC, 5.75%, 5/1/43 (e)	2,800,000	2,264,632
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,500,000	2,418,678
Berry Petroleum Co., 6.375%, 9/15/22	1,500,000	1,494,375
BHP Billiton Finance USA Ltd., 1.625%, 2/24/17	3,000,000	2,985,474
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	22,001,000	24,751,125
Boston Properties LP, 3.70%, 11/15/18	2,400,000	2,520,710
BP Capital Markets plc:
3.245%, 5/6/22	4,800,000	4,658,232
2.75%, 5/10/23	2,000,000	1,849,240
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	2,000,000	2,010,370
7.875%, 10/15/19 (e)	13,572,000	13,888,268
Capital One Bank, 3.375%, 2/15/23	4,600,000	4,348,168
Capital One Financial Corp., 2.15%, 3/23/15	1,200,000	1,218,908
Cash America International, Inc., 5.75%, 5/15/18 (e)	5,800,000	5,539,000
Cemex SAB de CV, 5.276%, 9/30/15 (e)(r)	5,250,000	5,341,875
CenturyLink, Inc.:
5.80%, 3/15/22	2,950,000	2,905,750
7.65%, 3/15/42	4,650,000	4,417,500
CF Industries, Inc.:
3.45%, 6/1/23	1,000,000	961,015
4.95%, 6/1/43	1,000,000	949,567
Chevron Corp.:
2.355%, 12/5/22	3,000,000	2,821,320
3.191%, 6/24/23	1,900,000	1,890,787
CIT Group, Inc.:
4.75%, 2/15/15 (e)	3,125,000	3,175,781
5.25%, 3/15/18	1,550,000	1,592,625
Citigroup, Inc.:
0.544%, 6/9/16 (r)	5,000,000	4,824,655
3.953%, 6/15/16	7,400,000	7,800,118
4.45%, 1/10/17	6,900,000	7,388,451
3.375%, 3/1/23	4,000,000	3,826,456
3.50%, 5/15/23	2,400,000	2,155,517
Comcast Corp.:
3.125%, 7/15/22	4,900,000	4,774,202
4.65%, 7/15/42	2,000,000	1,917,860
ConAgra Foods, Inc.:
3.25%, 9/15/22	2,000,000	1,907,962
3.20%, 1/25/23	1,900,000	1,816,915
4.65%, 1/25/43	1,000,000	926,328
ConocoPhillips Co., 2.40%, 12/15/22	2,000,000	1,842,826
Costco Wholesale Corp., 1.70%, 12/15/19	2,400,000	2,310,953
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,900,000	2,728,395
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	2,985,630
4.883%, 8/15/40 (e)	4,558,000	4,901,368
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	3,500,719	3,968,940
5.88%, 1/10/28	212,742	237,885
6.036%, 12/10/28	4,125,883	4,653,794
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	1,800,000	1,847,407
DDR Corp., 4.75%, 4/15/18	6,700,000	7,199,183
Deere & Co., 3.90%, 6/9/42	3,450,000	3,133,959
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,500,000	2,581,250
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	2,000,000	1,950,976
Discover Bank, 7.00%, 4/15/20	2,500,000	2,917,570
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,561,990
Dow Chemical Co.:
3.00%, 11/15/22	5,800,000	5,394,290
4.375%, 11/15/42	4,800,000	4,248,254
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,521,984
Ecolab, Inc.:
4.35%, 12/8/21	1,560,000	1,646,920
5.50%, 12/8/41	1,000,000	1,091,973
EI du Pont de Nemours & Co.:
2.80%, 2/15/23	2,925,000	2,787,051
4.15%, 2/15/43	1,425,000	1,369,245
Enterprise Products Operating LLC:
3.35%, 3/15/23	1,000,000	962,304
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	16,475,000	18,493,187
ERP Operating LP, 4.625%, 12/15/21	1,000,000	1,059,253
Excalibur One 77B LLC, 1.491%, 1/1/25	1,610,376	1,531,318
Express Scripts Holding Co.:
2.75%, 11/21/14	1,330,000	1,359,257
2.65%, 2/15/17	1,500,000	1,527,380
3.90%, 2/15/22	1,500,000	1,518,792
FBG Finance Ltd., 5.125%, 6/15/15 (e)	4,000,000	4,302,308
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	3,000,000	3,105,000
Fidelity National Information Services, Inc., 3.50%, 4/15/23	4,800,000	4,335,211
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,475,752
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (e)	2,500,000	2,525,000
Ford Motor Co., 4.75%, 1/15/43	1,800,000	1,583,264
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	7,295,000	7,620,707
3.984%, 6/15/16	7,450,000	7,804,843
4.25%, 2/3/17	5,000,000	5,224,130
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (e)	5,825,000	5,384,129
3.875%, 3/15/23 (e)	4,450,000	4,027,659
5.45%, 3/15/43 (e)	3,950,000	3,483,319
General Electric Capital Corp.:
3.35%, 10/17/16	2,900,000	3,052,920
2.90%, 1/9/17	4,000,000	4,135,076
2.30%, 4/27/17	6,000,000	6,082,860
1.625%, 4/2/18	2,750,000	2,678,739
3.15%, 9/7/22	7,000,000	6,614,447
5.875%, 1/14/38	2,000,000	2,201,510
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	3,000,000	3,122,931
General Electric Co., 4.125%, 10/9/42	1,000,000	930,495
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,112,229
Glencore Funding LLC:
1.431%, 5/27/16 (e)(r)	2,900,000	2,823,800
1.574%, 1/15/19 (e)(r)	3,900,000	3,624,715
4.125%, 5/30/23 (e)	2,900,000	2,586,464
Goldcorp, Inc., 2.125%, 3/15/18	1,900,000	1,819,309
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	1,000,000	1,043,861
2.375%, 1/22/18	2,800,000	2,749,130
6.15%, 4/1/18	15,975,000	18,001,269
5.75%, 1/24/22	7,050,000	7,776,242
Great River Energy, 5.829%, 7/1/17 (e)	14,635,646	15,879,252
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,088,116
Health Care REIT, Inc.:
5.25%, 1/15/22	2,000,000	2,149,532
3.75%, 3/15/23	2,000,000	1,901,284
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	1,750,000	1,750,000
Home Depot, Inc.:
2.70%, 4/1/23	3,000,000	2,844,171
4.20%, 4/1/43	1,000,000	949,918
Hospira, Inc., 6.40%, 5/15/15	2,100,000	2,222,995
HSBC Holdings plc, 4.00%, 3/30/22	2,500,000	2,559,558
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,245,000	3,304,208
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	5,035,000	4,191,638
International Business Machines Corp., 2.90%, 11/1/21	3,100,000	3,046,168
Jefferies Group LLC, 5.125%, 4/13/18	3,000,000	3,135,006
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
John Deere Capital Corp., 2.00%, 1/13/17	1,500,000	1,517,265
JPMorgan Chase & Co.:
1.176%, 1/25/18 (r)	5,000,000	4,989,000
1.80%, 1/25/18	10,000,000	9,673,610
3.20%, 1/25/23	18,250,000	17,324,853
3.375%, 5/1/23	3,000,000	2,793,480
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	3,000,000	3,225,000
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,350,000	1,404,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	63,088	69,113
Kia Motors Corp., 3.625%, 6/14/16 (e)	4,000,000	4,147,340
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23	1,500,000	1,408,492
5.625%, 9/1/41	2,960,000	3,005,170
Kraft Foods Group, Inc.:
2.25%, 6/5/17	1,000,000	1,007,017
3.50%, 6/6/22	1,900,000	1,881,528
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	16,900,000	16,562,000
Landry's, Inc., 9.375%, 5/1/20 (e)	1,665,000	1,756,575
Leucadia National Corp., 8.125%, 9/15/15	3,320,000	3,722,550
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	3,700,000	3,524,250
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,675,000	2,552,779
Lowe's Co.'s, Inc.:
5.125%, 11/15/41	500,000	517,284
4.65%, 4/15/42	1,000,000	978,642
LyondellBasell Industries NV, 5.00%, 4/15/19	2,500,000	2,720,240
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23	1,900,000	1,752,492
4.30%, 2/15/43	1,000,000	859,728
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,653,500
5.85%, 3/15/17	1,990,000	2,099,450
Methanex Corp., 5.25%, 3/1/22	2,720,000	2,851,251
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	4,000,000	3,878,036
Molson Coors Brewing Co.:
3.50%, 5/1/22	2,000,000	1,962,906
5.00%, 5/1/42	1,900,000	1,825,054
Morgan Stanley:
4.75%, 4/1/14	3,000,000	3,065,190
2.125%, 4/25/18	8,900,000	8,517,576
5.50%, 1/26/20	6,000,000	6,440,322
4.10%, 5/22/23	8,300,000	7,668,528
National Oilwell Varco, Inc.:
2.60%, 12/1/22	1,500,000	1,406,536
3.95%, 12/1/42	1,500,000	1,346,518
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	10,460,000	12,270,636
6.59%, 7/7/38	4,023,000	4,622,516
NBCUniversal Media LLC:
4.375%, 4/1/21	4,500,000	4,854,123
2.875%, 1/15/23	2,800,000	2,659,546
4.45%, 1/15/43	2,800,000	2,613,864
NetApp, Inc., 2.00%, 12/15/17	5,000,000	4,870,010
New York Life Global Funding, 1.65%, 5/15/17 (e)	2,000,000	1,980,496
Nexen, Inc., 7.50%, 7/30/39	2,000,000	2,442,550
NII Capital Corp., 7.625%, 4/1/21	8,500,000	6,608,750
NII International Telecom SCA:
7.875%, 8/15/19 (e)	2,000,000	1,895,000
11.375%, 8/15/19 (e)	2,000,000	2,140,000
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	2,350,000	2,334,716
Noble Holding International Ltd., 3.95%, 3/15/22	3,000,000	2,935,341
Northrop Grumman Corp.:
3.25%, 8/1/23	2,400,000	2,271,142
4.75%, 6/1/43	1,400,000	1,338,179
NYU Hospitals Center, 4.428%, 7/1/42	1,400,000	1,280,684
PacifiCorp:
2.95%, 2/1/22	2,000,000	1,965,934
4.10%, 2/1/42	4,000,000	3,679,432
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	7,100,000	7,170,609
PepsiCo, Inc.:
2.75%, 3/5/22	7,100,000	6,797,938
3.60%, 8/13/42	2,750,000	2,335,806
Pernod-Ricard SA:
4.25%, 7/15/22 (e)	1,950,000	1,973,601
5.50%, 1/15/42 (e)	3,900,000	3,986,728
Petrobras Global Finance BV:
4.375%, 5/20/23	1,000,000	917,342
5.625%, 5/20/43	500,000	433,975
Pioneer Natural Resources Co., 5.875%, 7/15/16	10,840,000	12,089,115
PPF Funding, Inc., 5.50%, 1/15/14 (e)	500,000	508,578
Prudential Financial, Inc., 5.80%, 11/16/41	5,600,000	6,027,941
Regions Bank, 7.50%, 5/15/18	2,600,000	3,032,658
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,181,265
Rio Tinto Finance USA plc, 3.50%, 3/22/22	4,850,000	4,676,840
Royal Bank of Canada, 1.20%, 9/19/18	10,230,000	9,981,002
SABMiller Holdings, Inc.:
2.45%, 1/15/17 (e)	2,000,000	2,031,736
3.75%, 1/15/22 (e)	4,215,000	4,289,546
4.95%, 1/15/42 (e)	3,000,000	2,983,131
Safeway, Inc., 1.774%, 12/12/13 (r)	4,000,000	4,014,716
Sanofi SA, 1.25%, 4/10/18	1,900,000	1,840,315
SBA Tower Trust, 3.722%, 4/15/48 (e)	6,870,000	6,500,655
Shell International Finance BV, 2.25%, 1/6/23	4,800,000	4,403,299
Simon Property Group LP:
6.125%, 5/30/18	3,593,000	4,221,391
4.125%, 12/1/21	5,000,000	5,192,050
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	8,650,000	9,298,750
9.00%, 5/1/18 (e)	3,600,000	3,510,000
Standard Pacific Corp., 8.375%, 5/15/18	1,500,000	1,710,000
SunTrust Bank, 7.25%, 3/15/18	2,500,000	2,998,472
Syngenta Finance NV:
3.125%, 3/28/22	2,000,000	1,961,896
4.375%, 3/28/42	2,000,000	1,948,130
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,670,000	2,753,582
3.192%, 4/27/18	2,000,000	1,937,216
The Interpublic Group of Co.'s, Inc., 10.00%, 7/15/17	2,575,000	2,710,702
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	3,400,000	3,142,566
Time Warner Cable, Inc.:
4.00%, 9/1/21	4,500,000	4,309,430
5.50%, 9/1/41	4,800,000	4,218,154
4.50%, 9/15/42	2,000,000	1,550,968
Time Warner, Inc.:
4.00%, 1/15/22	3,000,000	3,059,091
3.40%, 6/15/22	2,300,000	2,229,319
5.375%, 10/15/41	4,940,000	4,995,713
4.90%, 6/15/42	1,500,000	1,427,181
TJX Co.'s, Inc., 2.50%, 5/15/23	2,000,000	1,853,596
Toronto-Dominion Bank, 2.375%, 10/19/16	4,250,000	4,397,628
Total Capital International SA:
1.55%, 6/28/17	2,000,000	1,982,170
2.70%, 1/25/23	2,000,000	1,871,184
Toyota Motor Credit Corp.:
2.05%, 1/12/17	3,500,000	3,540,215
3.30%, 1/12/22	1,750,000	1,737,358
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	2,250,000	2,039,875
Union Pacific Corp.:
2.95%, 1/15/23	2,000,000	1,925,922
4.30%, 6/15/42	1,000,000	949,629
United Airlines, Inc., 6.75%, 9/15/15 (e)	2,000,000	2,055,000
United Technologies Corp., 4.50%, 6/1/42	2,900,000	2,859,699
UnitedHealth Group, Inc.:
3.375%, 11/15/21	1,750,000	1,744,486
4.625%, 11/15/41	1,750,000	1,679,926
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	16,000,000	16,755,456
Verizon Communications, Inc.:
2.45%, 11/1/22	7,750,000	7,026,910
4.75%, 11/1/41	2,000,000	1,902,170
Wachovia Bank NA, 0.603%, 3/15/16 (r)	2,000,000	1,974,772
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	20,200,000	19,821,250
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	3,900,000	3,654,698
4.00%, 4/11/43	5,800,000	5,284,873
WellPoint, Inc., 4.65%, 1/15/43	2,000,000	1,864,174
Wells Fargo & Co., 3.45%, 2/13/23	2,000,000	1,910,070
Western Union Co., 2.875%, 12/10/17	1,400,000	1,403,601
Williams Co.'s, Inc., 3.70%, 1/15/23	1,800,000	1,672,349
Windstream Corp., 8.125%, 8/1/13	2,500,000	2,506,250
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	1,500,000	1,527,030
2.05%, 10/23/15 (e)	1,000,000	1,000,316
3.60%, 1/15/17 (e)	5,750,000	5,795,057
Zions Bancorporation, 4.50%, 6/13/23	1,900,000	1,870,301
Zoetis, Inc.:
3.25%, 2/1/23 (e)	1,000,000	950,117
4.70%, 2/1/43 (e)	1,400,000	1,307,408

Total Corporate Bonds (Cost $1,016,974,024)		1,007,470,344

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	118	126

Total U.S. Government Agencies and Instrumentalities (Cost $118)		126

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Fannie Mae, 3.00%, 7/5/13	2,215,000	2,164,124
Ginnie Mae, 11.00%, 10/15/15	162	165

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,214,470)		2,164,289

U.S. TREASURY OBLIGATIONS - 6.9%
United States Treasury Bonds:
3.125%, 2/15/43	7,245,000	6,762,758
2.875%, 5/15/43	6,305,000	5,579,925
United States Treasury Notes:
0.25%, 6/30/15	13,930,000	13,935,447
0.50%, 6/15/16	7,600,000	7,567,935
1.00%, 5/31/18	22,575,000	22,186,981
1.75%, 5/15/23	26,820,000	25,118,593

Total U.S. Treasury Obligations (Cost $82,488,300)		81,151,639

SOVEREIGN GOVERNMENT BONDS - 1.4%
Province of Ontario Canada:
1.65%, 9/27/19	8,880,000	8,483,064
2.45%, 6/29/22	5,800,000	5,463,275
Province of Quebec Canada, 2.625%, 2/13/23	2,700,000	2,532,330

Total Sovereign Government Bonds (Cost $17,377,506)		16,478,669

FLOATING RATE LOANS(d)- 1.0%
Dell Inc.:
4.278%, 2/28/14 (r)	4,307,700	4,286,162
5.523%, 2/5/21 (r)	2,692,300	2,678,838
Dunkin' Brands, Inc., 3.75%, 2/11/20 (r)	2,477,014	2,466,952
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	1,990,000	1,981,294

Total Floating Rate Loans (Cost $11,460,711)		11,413,246

TIME DEPOSIT - 1.8%
State Street Bank Time Deposit, 0.098%, 7/1/13	21,203,309	21,203,309

Total Time Deposit (Cost $21,203,309)		21,203,309

EQUITY SECURITIES - 1.3%
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	3,850,005
Trust II, Preferred (b)(e)	6,450,000	3,850,005
Trust III, Preferred (b)(e)	6,450,000	3,850,005
Trust IV, Preferred (b)(e)	6,450,000	3,850,005

Total Equity Securities (Cost $25,800,000)		15,400,020

TOTAL INVESTMENTS (Cost $1,210,753,595) - 100.5%		1,186,802,740
Other assets and liabilities, net - (0.5%)		(5,804,875)
NET ASSETS - 100%		$1,180,997,865

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	148	9/13	$17,914,938	$9,159
30 Year U.S. Treasury Bonds	181	9/13	24,587,719	(1,049,242)
Total Purchased				($1,040,083)

Sold:
2 Year U.S. Treasury Notes	373	9/13	$82,060,000	$112,080
10 Year U.S. Treasury Notes	603	9/13	76,317,188	1,843,590
Total Sold				$1,955,670

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

ASSET-BACKED SECURITIES - 6.9%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.45%, 4/16/18 (e)	$17,451,114	$17,416,195
AmeriCredit Automobile Receivables Trust, 1.31%, 11/8/17	4,000,000	3,992,316
CPS Auto Receivables Trust:
2.78%, 6/17/19 (e)	1,005,381	1,021,630
1.31%, 6/15/20 (e)	2,220,578	2,211,594
CPS Auto Trust:
1.82%, 12/16/19 (e)	2,420,721	2,431,769
1.82%, 9/15/20 (e)	5,000,000	4,985,375
DT Auto Owner Trust:
3.05%, 8/17/15 (e)	797,563	799,172
4.89%, 1/17/17 (e)	4,750,000	4,825,207
1.67%, 2/15/19 (e)	7,000,000	6,977,390
Ellington Loan Acquisition Trust, 1.093%, 5/25/37 (e)(r)	4,963,689	4,890,648
Exeter Automobile Receivables Trust, 3.18%, 3/15/17 (e)	3,770,000	3,803,214
First Investors Auto Owner Trust:
4.49%, 10/17/16 (e)	2,250,000	2,293,125
1.47%, 5/15/18 (e)	3,942,716	3,964,614
Flagship Credit Auto Trust, 1.32%, 4/16/18 (e)	3,222,490	3,214,198
Flagship Rail Services LLC, 1.80%, 4/15/43 (e)	4,683,046	4,624,006
HLSS Servicer Advance Receivables Backed Notes, 0.898%, 1/15/44 (e)	5,600,000	5,580,400
Navistar Financial Dealer Note Master Trust, 0.863%, 1/25/18 (e)(r)	5,700,000	5,691,843
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	6,777,276	6,816,103
Santander Drive Auto Receivables Trust:
1.33%, 5/15/17	3,000,000	3,012,915
1.94%, 3/15/18	3,640,000	3,613,315
Sierra Receivables Funding Co. LLC:
2.84%, 11/20/28 (e)	3,915,011	4,014,868
3.58%, 11/20/28 (e)	7,929,137	8,102,737
1.87%, 8/20/29 (e)	5,046,009	5,057,716
1.59%, 11/20/29 (e)	6,805,971	6,757,193
2.39%, 11/20/29 (e)	2,041,791	2,041,640
Sierra Timeshare Receivables Funding LLC, 4.36%, 7/20/28 (e)	988,969	1,024,346
SNAAC Auto Receivables Trust, 1.14%, 7/16/18 (e)	7,003,129	6,991,356
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	2,501,643	2,484,267

Total Asset-Backed Securities (Cost $129,006,609)		128,639,152

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.1%
EverBank Mortgage Loan Trust, 2.25%, 3/25/43 (e)(r)	4,805,546	4,684,759
GMACM Mortgage Loan Trust, 5.50%, 10/25/33	96,198	96,093
JP Morgan Mortgage Trust, 3.00%, 3/25/43 (e)(r)	4,400,815	4,357,097
Springleaf Mortgage Loan Trust:
1.27%, 6/25/58 (e)(r)	9,323,949	9,340,163
1.57%, 12/25/59 (e)(r)	2,679,141	2,692,103

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $21,400,957)		21,170,215

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	195,197	196,768
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
5.743%, 6/10/39 (r)	1,706,571	1,756,539
4.576%, 7/10/42	859,223	859,708
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	8,305,000	7,966,604
COMM Mortgage Trust, 0.373%, 6/15/22 (e)(r)	10,346,275	10,260,308
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	7,089,349	7,141,839
Commercial Mortgage Pass Through Certificates, 1.793%, 6/8/30 (e)(r)	15,000,000	14,910,900
Extended Stay America Trust:
2.958%, 12/5/31 (e)	4,075,000	3,955,036
3.604%, 12/5/31 (e)	6,040,000	5,753,215
GE Capital Commercial Mortgage Corp., 4.692%, 11/10/38 (r)	2,000,000	2,027,846
JP Morgan Chase Commercial Mortgage Securities Corp., 5.299%, 6/12/41 (r)	572,997	582,771
JP Morgan Chase Commercial Mortgage Securities Trust, 1.343%, 4/15/30 (e)(r)	11,000,000	10,921,152
Morgan Stanley Capital I Trust, 5.007%, 1/14/42	381,077	383,590
RREF 2013 LT1 LLC, 2.833%, 5/22/28 (e)	2,652,830	2,644,604
Wells Fargo Commercial Mortgage Trust, 2.71%, 3/18/28 (e)(r)	5,000,000	4,743,640

Total Commercial Mortgage-Backed Securities (Cost $76,454,728)		74,104,520

CORPORATE BONDS - 78.9%
99¢ Only Stores, 11.00%, 12/15/19	1,500,000	1,695,000
AbbVie, Inc.:
1.033%, 11/6/15 (e)(r)	2,000,000	2,019,116
1.20%, 11/6/15 (e)	3,000,000	3,003,297
1.75%, 11/6/17 (e)	2,000,000	1,959,434
Actavis, Inc., 1.875%, 10/1/17	1,000,000	974,860
Aetna, Inc., 1.50%, 11/15/17	1,000,000	970,891
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,181,272
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
Amazon.com, Inc., 2.50%, 11/29/22	2,000,000	1,815,522
America Movil SAB de CV, 2.375%, 9/8/16	2,250,000	2,279,720
American Express Centurion Bank:
0.725%, 11/13/15 (r)	6,150,000	6,154,563
0.875%, 11/13/15	2,000,000	1,995,006
American Express Credit Corp., 1.374%, 6/12/15 (r)	2,500,000	2,539,512
American International Group, Inc.:
3.75%, 11/30/13 (e)	3,900,000	3,948,122
4.25%, 9/15/14	4,000,000	4,148,172
3.00%, 3/20/15	3,000,000	3,091,707
5.60%, 10/18/16	2,000,000	2,228,584
3.80%, 3/22/17	2,300,000	2,411,127
American Tower Corp.:
4.50%, 1/15/18	2,420,000	2,580,949
4.70%, 3/15/22	3,500,000	3,530,079
Amgen, Inc.:
1.875%, 11/15/14	2,000,000	2,030,196
2.50%, 11/15/16	1,550,000	1,601,500
Anadarko Petroleum Corp., 6.375%, 9/15/17	2,400,000	2,759,952
Anglo American Capital plc, 2.15%, 9/27/13 (e)	8,736,000	8,761,334
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	5,000,000	4,854,475
Antero Resources Finance Corp., 6.00%, 12/1/20	2,000,000	1,970,000
Apache Corp., 1.75%, 4/15/17	1,000,000	1,001,353
Apple, Inc., 2.40%, 5/3/23	2,000,000	1,854,928
ArcelorMittal:
4.25%, 2/25/15	2,000,000	2,015,000
5.00%, 2/25/17	3,000,000	3,037,500
ArcelorMittal USA LLC, 6.50%, 4/15/14	3,715,000	3,854,472
AT&T, Inc.:
2.95%, 5/15/16	6,000,000	6,269,982
2.40%, 8/15/16	13,000,000	13,397,306
Avis Budget Car Rental LLC, 2.775%, 5/15/14 (r)	1,800,000	1,800,018
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 1/15/19	1,044,000	1,135,350
Bank of America Corp.:
5.25%, 12/1/15	2,000,000	2,148,688
1.093%, 3/22/16 (r)	1,400,000	1,395,904
0.605%, 8/15/16 (r)	4,500,000	4,340,786
2.00%, 1/11/18	11,600,000	11,235,922
3.30%, 1/11/23	1,000,000	945,147
Bank of America NA:
0.553%, 6/15/16 (r)	5,000,000	4,820,895
5.30%, 3/15/17	22,400,000	24,294,682
0.573%, 6/15/17 (r)	12,287,000	11,767,002
Bank of New York Mellon Corp., 1.70%, 11/24/14	7,200,000	7,302,125
Bank of Nova Scotia, 1.85%, 1/12/15	6,350,000	6,445,796
Barrick Gold Corp., 2.50%, 5/1/18 (e)	2,000,000	1,794,768
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,034,368
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	5,000,000	4,837,355
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,031,905
Beverages & More, Inc., 9.625%, 10/1/14 (e)	1,500,000	1,511,250
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	5,000,000	5,035,260
1.875%, 11/21/16	5,000,000	5,072,490
1.625%, 2/24/17	4,000,000	3,980,632
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	8,869,000	9,977,625
BP Capital Markets plc:
1.846%, 5/5/17	5,000,000	5,006,110
1.375%, 5/10/18	2,000,000	1,927,784
Burger King Corp., 9.875%, 10/15/18	1,500,000	1,672,500
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (e)	5,000,000	5,206,000
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	8,835,000	8,880,809
7.875%, 10/15/19 (e)	9,050,000	9,260,892
Capital One Financial Corp.:
1.427%, 7/15/14 (r)	5,000,000	5,042,150
2.15%, 3/23/15	3,500,000	3,555,150
0.913%, 11/6/15 (r)	2,000,000	1,994,520
1.00%, 11/6/15	3,500,000	3,452,533
3.15%, 7/15/16	8,000,000	8,309,144
6.15%, 9/1/16	3,800,000	4,240,466
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	1,500,000	1,687,500
Case New Holland, Inc., 7.75%, 9/1/13	9,650,000	9,710,312
Cash America International, Inc., 5.75%, 5/15/18 (e)	8,000,000	7,640,000
Caterpillar Financial Services Corp.:
1.125%, 12/15/14	5,000,000	5,036,235
0.70%, 11/6/15	2,000,000	1,995,730
1.25%, 11/6/17	1,000,000	974,555
Cemex SAB de CV, 5.276%, 9/30/15 (e)(r)	14,050,000	14,295,875
CenturyLink, Inc.:
5.625%, 4/1/20	500,000	505,000
5.80%, 3/15/22	7,250,000	7,141,250
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	1,500,000	1,567,500
Chesapeake Energy Corp.:
7.625%, 7/15/13	1,130,000	1,130,000
3.25%, 3/15/16	4,400,000	4,378,000
Chevron Corp.:
1.104%, 12/5/17	3,000,000	2,931,336
2.427%, 6/24/20	2,000,000	1,988,602
CIT Group, Inc.:
4.75%, 2/15/15 (e)	5,675,000	5,767,219
5.00%, 5/15/17	2,000,000	2,042,500
4.25%, 8/15/17	1,700,000	1,708,500
5.25%, 3/15/18	1,500,000	1,541,250
Citigroup, Inc.:
0.544%, 6/9/16 (r)	18,000,000	17,368,758
3.953%, 6/15/16	9,000,000	9,486,630
4.45%, 1/10/17	22,500,000	24,092,775
1.75%, 5/1/18	3,800,000	3,633,796
Colgate-Palmolive Co., 1.30%, 1/15/17	3,425,000	3,397,689
ConAgra Foods, Inc.:
1.35%, 9/10/15	2,000,000	2,013,698
1.90%, 1/25/18	2,000,000	1,966,162
2.10%, 3/15/18	2,000,000	1,981,132
Costco Wholesale Corp., 1.70%, 12/15/19	3,000,000	2,888,691
Cott Beverages, Inc., 8.125%, 9/1/18	3,159,000	3,403,822
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	4,000,000	4,395,820
4.174%, 8/15/37 (e)	5,500,000	5,812,730
4.883%, 8/15/40 (e)	2,960,000	3,182,986
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	4,970,595	5,635,412
6.036%, 12/10/28	2,723,083	3,071,504
Daimler Finance North America LLC:
0.886%, 3/28/14 (e)(r)	8,000,000	8,023,136
1.875%, 9/15/14 (e)	1,500,000	1,513,234
2.625%, 9/15/16 (e)	3,000,000	3,079,011
DDR Corp., 4.75%, 4/15/18	8,265,000	8,880,784
Del Monte Corp., 7.625%, 2/15/19	3,597,000	3,695,918
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,839,375
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	4,019,276
Devon Energy Corp., 1.875%, 5/15/17	2,000,000	1,972,890
Discover Bank, 8.70%, 11/18/19	2,107,000	2,691,636
Discover Financial Services:
6.45%, 6/12/17	4,175,000	4,742,771
3.85%, 11/21/22	3,783,000	3,552,566
Dow Chemical Co., 3.00%, 11/15/22	4,000,000	3,720,200
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,018,081
Duke Energy Carolinas LLC, 1.75%, 12/15/16	3,000,000	3,040,890
Eastman Chemical Co., 2.40%, 6/1/17	2,000,000	2,003,498
Eaton Corp., 0.95%, 11/2/15 (e)	3,000,000	2,988,144
Ecolab, Inc., 3.00%, 12/8/16	5,000,000	5,216,655
Empire Today LLC / Empire Today Finance Corp., 11.375%, 2/1/17 (e)	2,300,000	1,840,000
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,805,000	25,598,612
ERP Operating LP, 5.25%, 9/15/14	6,811,000	7,164,396
Esplanade Theatres LLC VRDN, 0.28%, 11/1/42 (r)†	3,910,000	3,910,000
Express Scripts Holding Co.:
2.75%, 11/21/14	2,500,000	2,554,995
2.10%, 2/12/15	3,000,000	3,050,955
FBG Finance Ltd., 5.125%, 6/15/15 (e)	6,150,000	6,614,799
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	5,150,000	5,330,250
Fifth Third Bancorp, 0.692%, 12/20/16 (r)	12,000,000	11,777,472
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,737,876
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (e)	4,000,000	4,040,000
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	3,000,000	3,092,232
2.75%, 5/15/15	4,000,000	4,055,960
4.207%, 4/15/16	23,550,000	24,601,460
3.984%, 6/15/16	4,000,000	4,190,520
4.25%, 2/3/17	4,600,000	4,806,200
Foster's Finance Corp., 4.875%, 10/1/14 (e)	8,880,000	9,316,612
Four Fishers LLC VRDN, 0.39%, 4/1/24 (r)†	4,240,000	4,240,000
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15	4,000,000	3,981,484
2.375%, 3/15/18 (e)	2,000,000	1,902,152
3.10%, 3/15/20 (e)	2,000,000	1,848,628
General Electric Capital Corp.:
3.35%, 10/17/16	8,500,000	8,948,214
2.90%, 1/9/17	9,000,000	9,303,921
2.30%, 4/27/17	9,000,000	9,124,290
0.994%, 4/2/18 (r)	5,000,000	5,020,895
1.625%, 4/2/18	2,000,000	1,948,174
2.10%, 12/11/19	1,000,000	973,273
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	5,000,000	5,204,885
Gilead Sciences, Inc.:
2.40%, 12/1/14	2,000,000	2,044,460
3.05%, 12/1/16	3,000,000	3,171,060
Glencore Funding LLC:
1.431%, 5/27/16 (e)(r)	7,000,000	6,816,068
1.574%, 1/15/19 (e)(r)	6,000,000	5,576,484
Goldcorp, Inc., 2.125%, 3/15/18	2,000,000	1,915,062
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	12,000,000	13,017,816
3.625%, 2/7/16	6,300,000	6,576,324
6.15%, 4/1/18	7,600,000	8,563,984
1.476%, 4/30/18 (r)	5,000,000	4,953,740
3.625%, 1/22/23	3,000,000	2,870,319
Great River Energy, 5.829%, 7/1/17 (e)	11,157,088	12,105,117
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	3,000,000	2,994,654
Hartford Financial Services Group, Inc., 4.00%, 10/15/17	5,000,000	5,302,150
HCA, Inc., 6.75%, 7/15/13	3,600,000	3,600,000
Health Care REIT, Inc., 3.625%, 3/15/16	1,000,000	1,048,562
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	3,000,000	3,187,500
Hewlett-Packard Co., 1.823%, 9/19/14 (r)	8,000,000	8,076,896
Hospira, Inc., 6.40%, 5/15/15	3,000,000	3,175,707
HP Enterprise Services LLC, 6.00%, 8/1/13	11,900,000	11,947,505
HSBC Bank plc:
1.625%, 8/12/13 (e)	4,395,000	4,401,456
1.078%, 1/17/14 (e)(r)	9,500,000	9,539,624
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,043,762
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,000,000	3,054,738
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	7,000,000	5,827,500
International Business Machines Corp.:
0.875%, 10/31/14	3,500,000	3,517,206
1.95%, 7/22/16	5,000,000	5,125,060
International Finance Corp., 0.50%, 5/16/16	450,000	446,941
International Lease Finance Corp.:
6.50%, 9/1/14 (e)	5,000,000	5,200,000
4.875%, 4/1/15	4,750,000	4,827,188
Jefferies Group LLC, 5.125%, 4/13/18	6,500,000	6,792,513
John Deere Capital Corp.:
1.25%, 12/2/14	1,860,000	1,877,728
2.00%, 1/13/17	4,000,000	4,046,040
JPMorgan Chase & Co.:
3.15%, 7/5/16	8,000,000	8,308,800
1.176%, 1/25/18 (r)	5,000,000	4,989,000
1.80%, 1/25/18	8,000,000	7,738,888
3.375%, 5/1/23	4,000,000	3,724,640
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,550,000	4,891,250
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	2,000,000	2,080,000
KeyBank, 5.80%, 7/1/14	7,500,000	7,843,388
Kia Motors Corp., 3.625%, 6/14/16 (e)	5,850,000	6,065,485
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	3,000,000	2,816,985
Kraft Foods Group, Inc.:
1.625%, 6/4/15	1,000,000	1,010,663
2.25%, 6/5/17	2,000,000	2,014,034
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	2,027,000	2,168,890
Landry's, Inc., 9.375%, 5/1/20 (e)	4,441,000	4,685,255
Lear Corp., 8.125%, 3/15/20	1,330,000	1,456,350
Leucadia National Corp., 8.125%, 9/15/15	4,200,000	4,709,250
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,041,776
LyondellBasell Industries NV, 5.00%, 4/15/19	4,500,000	4,896,432
Masco Corp.:
4.80%, 6/15/15	10,500,000	10,762,500
5.85%, 3/15/17	3,010,000	3,175,550
Merrill Lynch & Co., Inc.:
5.70%, 5/2/17	5,000,000	5,384,800
6.40%, 8/28/17	5,000,000	5,645,820
MetLife Institutional Funding II, 1.182%, 4/4/14 (e)(r)	10,000,000	10,062,510
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	6,000,000	5,817,054
Microsoft Corp., 0.875%, 11/15/17	1,000,000	971,080
Molson Coors Brewing Co., 2.00%, 5/1/17	1,000,000	999,525
Morgan Stanley:
4.75%, 4/1/14	6,900,000	7,049,937
3.80%, 4/29/16	5,000,000	5,200,305
1.556%, 4/25/18 (r)	11,000,000	10,788,470
2.125%, 4/25/18	20,500,000	19,619,136
Mylan, Inc.:
1.80%, 6/24/16 (e)	2,000,000	1,990,547
2.60%, 6/24/18 (e)	1,000,000	985,918
National City Corp., 6.875%, 5/15/19	1,500,000	1,794,192
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	974,228
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	8,890,000	10,428,868
6.59%, 7/7/38	1,300,000	1,493,729
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	2,000,000	1,946,514
NBCUniversal Media LLC:
2.875%, 4/1/16	5,000,000	5,226,175
4.375%, 4/1/21	5,000,000	5,393,470
NetApp, Inc., 2.00%, 12/15/17	8,000,000	7,792,016
New York Life Global Funding, 1.65%, 5/15/17 (e)	3,050,000	3,020,256
NII Capital Corp.:
10.00%, 8/15/16	6,500,000	6,305,000
7.625%, 4/1/21	12,770,000	9,928,675
NII International Telecom SCA:
7.875%, 8/15/19 (e)	2,750,000	2,605,625
11.375%, 8/15/19 (e)	2,000,000	2,140,000
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	5,000,000	4,967,480
Noble Holding International Ltd., 2.50%, 3/15/17	2,000,000	2,000,480
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20 (e)	4,000,000	4,040,000
Northrop Grumman Corp., 1.75%, 6/1/18	2,000,000	1,939,858
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.125%, 5/11/15 (e)	2,000,000	2,066,602
2.50%, 3/15/16 (e)	5,000,000	5,085,900
3.75%, 5/11/17 (e)	3,000,000	3,138,900
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	2,000,000	1,940,000
Pernod-Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,116,050
4.25%, 7/15/22 (e)	2,000,000	2,024,206
Petrobras Global Finance BV:
2.00%, 5/20/16	2,000,000	1,958,472
3.00%, 1/15/19	1,000,000	928,886
Pioneer Natural Resources Co., 5.875%, 7/15/16	14,450,000	16,115,102
Prudential Covered Trust, 2.997%, 9/30/15 (e)	1,800,000	1,857,456
Qwest Communications International, Inc., 7.125%, 4/1/18	1,419,000	1,472,212
Regions Bank, 7.50%, 5/15/18	3,800,000	4,432,347
Regions Financial Corp., 5.75%, 6/15/15	7,750,000	8,360,312
Rio Tinto Finance USA plc:
1.125%, 3/20/15	3,000,000	2,999,700
1.113%, 6/17/16 (r)	5,000,000	4,998,505
2.00%, 3/22/17	3,500,000	3,477,232
Royal Bank of Canada, 1.20%, 9/19/18	20,210,000	19,718,089
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,125,920
SABMiller Holdings, Inc., 2.45%, 1/15/17 (e)	22,000,000	22,349,096
Safeway, Inc.:
1.774%, 12/12/13 (r)	9,000,000	9,033,111
6.25%, 3/15/14	2,268,000	2,348,167
3.40%, 12/1/16	2,000,000	2,084,842
SBA Tower Trust, 2.24%, 4/15/43 (e)	12,000,000	11,749,824
Sherwin-Williams Co., 1.35%, 12/15/17	2,000,000	1,945,520
Simon Property Group LP:
5.25%, 12/1/16	2,000,000	2,234,588
2.80%, 1/30/17	5,000,000	5,147,200
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	12,460,000	13,394,500
9.00%, 5/1/18 (e)	5,000,000	4,875,000
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	945,232
SunTrust Bank, 0.564%, 8/24/15 (r)	5,175,000	5,133,352
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,616,170
SUPERVALU, Inc.:
8.00%, 5/1/16	1,750,000	1,883,438
6.75%, 6/1/21 (e)	4,000,000	3,720,000
Symantec Corp.:
2.75%, 9/15/15	2,710,000	2,794,197
2.75%, 6/15/17	5,000,000	5,034,290
Telefonica Emisiones SAU:
3.992%, 2/16/16	5,270,000	5,434,972
3.192%, 4/27/18	3,000,000	2,905,824
The Coca-Cola Co., 1.80%, 9/1/16	930,000	948,874
The Interpublic Group of Co.'s, Inc., 10.00%, 7/15/17	6,230,000	6,558,321
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	2,500,000	2,310,710
Time Warner, Inc., 3.40%, 6/15/22	3,000,000	2,907,807
Toronto-Dominion Bank, 2.20%, 7/29/15 (e)	7,000,000	7,214,900
Total Capital International SA, 1.55%, 6/28/17	3,000,000	2,973,255
Total System Services, Inc., 2.375%, 6/1/18	5,000,000	4,844,230
Toyota Motor Credit Corp., 2.05%, 1/12/17	7,600,000	7,687,324
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	4,118,000	4,344,490
United Airlines, Inc., 6.75%, 9/15/15 (e)	3,000,000	3,082,500
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,034,148
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	35,979,000	37,677,784
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,079,788
2.70%, 4/1/20	3,000,000	2,836,623
Verizon Communications, Inc.:
1.25%, 11/3/14	2,500,000	2,515,145
2.00%, 11/1/16	10,000,000	10,189,660
Viacom, Inc., 2.50%, 12/15/16	2,000,000	2,063,288
Virgin Media Finance plc, 4.875%, 2/15/22	1,000,000	920,000
Volkswagen International Finance NV, 0.894%, 4/1/14 (e)(r)	5,000,000	5,007,280
Wabtec Corp., 6.875%, 7/31/13	790,000	792,962
Wachovia Bank NA, 0.603%, 3/15/16 (r)	6,200,000	6,121,793
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	32,587,000	31,975,994
Walt Disney Co., 1.125%, 2/15/17	3,000,000	2,948,790
WellPoint, Inc.:
1.25%, 9/10/15	1,000,000	1,001,671
1.875%, 1/15/18	2,000,000	1,958,288
Western Union Co., 2.875%, 12/10/17	2,250,000	2,255,787
Willis North America, Inc., 5.625%, 7/15/15	6,691,000	7,179,911
Windstream Corp., 8.125%, 8/1/13	5,100,000	5,112,750
Xerox Corp.:
4.25%, 2/15/15	2,750,000	2,872,914
2.95%, 3/15/17	3,000,000	3,024,834
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	10,402,000	10,589,444
2.05%, 10/23/15 (e)	4,000,000	4,001,264
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,528,019
Zimmer Holdings, Inc., 1.40%, 11/30/14	4,000,000	4,026,676
Zoetis, Inc., 1.875%, 2/1/18 (e)	2,750,000	2,692,115

Total Corporate Bonds (Cost $1,449,587,424)		1,474,198,767

FLOATING RATE LOANS(d)- 1.1%
BJ's Wholesale Club, Inc., 4.25%, 9/26/19 (r)	2,337,000	2,326,411
Dell Inc.:
4.278%, 2/28/14 (r)	6,646,150	6,612,919
5.523%, 2/5/21 (r)	4,153,850	4,133,081
Dunkin' Brands, Inc., 3.75%, 2/11/20 (r)	4,967,549	4,947,371
SUPERVALU, Inc., 5.00%, 3/21/19 (r)	1,495,065	1,483,228

Total Floating Rate Loans (Cost $19,587,323)		19,503,010

MUNICIPAL OBLIGATIONS - 2.0%
Albany New York IDA Civic Facilities Revenue VRDN, 0.52%, 5/1/27 (r)†	1,885,000	1,885,000
California Statewide Communities Development Authority MFH Revenue VRDN, 0.15%, 3/15/34 (r)†	285,000	285,000
Collier County Florida HFA MFH Revenue VRDN, 0.07%, 7/15/34 (r)†	1,600,000	1,600,000
Florida Housing Finance Corp. MFH Revenue VRDN, 0.21%, 10/15/32 (r)†	1,700,000	1,700,000
Jefferson Parish Louisiana Industrial Development Board, Inc. Revenue VRDN, 0.43%, 6/1/24 (r)†	4,600,000	4,600,000
Mississippi Home Corp. MFH Revenue VRDN, 0.11%, 8/15/40 (r)†	600,000	600,000
Ness Family Partners LP VRDN, 0.51%, 9/1/34 (r)†	1,700,000	1,700,000
New Britain Connecticut GO Revenue VRDN, 0.27%, 2/1/26 (r)†	2,600,000	2,600,000
New York City Housing Development Corp. MFH Rent Revenue VRDN, 0.13%, 11/15/35 (r)†	1,000,000	1,000,000
New York State HFA Revenue VRDN:†
0.06%, 5/15/36 (r)	700,000	700,000
0.25%, 5/15/37 (r)	300,000	300,000
0.13%, 11/15/38 (r)	575,000	575,000
Pittsburgh and Allegheny County Sports & Exhibition Authority Revenue VRDN, 0.50%, 11/1/39 (r)†	4,000,000	4,000,000
Rhode Island Student Loan Authority Revenue VRDN, 0.12%, 6/1/52 (r)†	2,700,000	2,700,000
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.17%, 12/18/17 (r)†	11,800,000	11,800,000
Union County Arkansas Industrial Development Revenue VRDN, 0.29%, 10/1/27 (r)†	2,000,000	2,000,000

Total Municipal Obligations (Cost $38,045,000)		38,045,000

SOVEREIGN GOVERNMENT BONDS - 1.1%
Province of Ontario Canada, 1.65%, 9/27/19	22,245,000	21,250,648

Total Sovereign Government Bonds (Cost $22,317,882)		21,250,648

TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.098%, 7/1/13	4,884,530	4,884,530

Total Time Deposit (Cost $4,884,530)		4,884,530

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
COP I LLC, 3.613%, 12/5/21	2,259,990	2,421,421

Total U.S. Government Agencies and Instrumentalities (Cost $2,259,990)		2,421,421

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae, 3.00%, 7/5/13	9,325,000	9,110,816

Total U.S. Government Agency Mortgage-Backed Securities (Cost $9,322,086)		9,110,816

U.S. TREASURY OBLIGATIONS - 4.0%
United States Treasury Notes:
0.25%, 6/30/15	6,265,000	6,267,450
0.25%, 5/15/16	11,200,000	11,081,000
0.50%, 6/15/16	2,180,000	2,170,802
1.00%, 5/31/18	14,690,000	14,437,508
1.375%, 6/30/18	1,060,000	1,059,420
1.75%, 5/15/23	41,295,000	38,675,328

Total U.S. Treasury Obligations (Cost $75,546,839)		73,691,508

EQUITY SECURITIES - 0.3%	SHARES
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	1,268,412
Trust II, Preferred (b)(e)	2,125,000	1,268,412
Trust III, Preferred (b)(e)	3,125,000	1,865,313
Trust IV, Preferred (b)(e)	3,125,000	1,865,313

Total Equity Securities (Cost $5,944,173)		6,267,450

TOTAL INVESTMENTS (Cost $1,854,357,541) - 100.3%		1,873,287,037
Other assets and liabilities, net - (0.3%)		(4,947,349)
NET ASSETS - 100%		$1,868,339,688

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	741	9/13	$163,020,000	$219,964
5 Year U.S. Treasury Notes	505	9/13	61,128,672	849,931
10 Year U.S. Treasury Notes	107	9/13	13,542,188	327,413
Total Sold				$1,397,308

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

ASSET-BACKED SECURITIES - 0.3%	PRINCIPAL AMOUNT	VALUE
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	$400,000	$397,068

Total Asset-Backed Securities (Cost $399,957)		397,068

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	680,000	652,730
Extended Stay America Trust, 3.604%, 12/5/31 (e)	700,000	666,763
JP Morgan Chase Commercial Mortgage Securities Corp., 5.299%, 6/12/41 (r)	190,999	194,257
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	6,480	6,472

Total Commercial Mortgage-Backed Securities (Cost $1,605,338)		1,520,222

CORPORATE BONDS - 93.6%
AbbVie, Inc., 4.40%, 11/6/42 (e)	1,000,000	928,863
Actavis, Inc., 4.625%, 10/1/42	1,000,000	892,394
Aetna, Inc., 4.50%, 5/15/42	2,000,000	1,851,694
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
America Movil SAB de CV, 4.375%, 7/16/42	1,000,000	852,251
American International Group, Inc., 4.875%, 6/1/22	2,600,000	2,771,402
American Tower Corp.:
5.90%, 11/1/21	250,000	278,137
4.70%, 3/15/22	1,000,000	1,008,594
Amgen, Inc., 5.15%, 11/15/41	1,000,000	995,940
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,000,000	933,598
3.75%, 7/15/42	1,000,000	866,415
Apache Corp., 4.75%, 4/15/43	1,000,000	948,514
Apple, Inc., 3.85%, 5/4/43	1,000,000	888,232
ArcelorMittal, 6.00%, 3/1/21	1,000,000	995,000
AT&T, Inc.:
3.00%, 2/15/22	185,000	177,789
2.625%, 12/1/22	1,000,000	915,335
5.55%, 8/15/41	3,000,000	3,123,615
Bank of America Corp., 3.30%, 1/11/23	2,500,000	2,362,867
Bank of America NA, 5.30%, 3/15/17	500,000	542,292
Barrick North America Finance LLC, 5.75%, 5/1/43 (e)	2,000,000	1,617,594
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	2,000,000	1,845,618
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,500,000	1,687,500
Boston Properties LP, 3.85%, 2/1/23	1,400,000	1,374,839
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,350,000	1,381,459
Capital One Bank, 3.375%, 2/15/23	1,000,000	945,254
Cemex SAB de CV, 5.276%, 9/30/15 (e)(r)	1,000,000	1,017,500
CenturyLink, Inc.:
5.80%, 3/15/22	1,250,000	1,231,250
7.65%, 3/15/42	500,000	475,000
CIT Group, Inc., 5.25%, 3/15/18	500,000	513,750
Citigroup, Inc.:
3.375%, 3/1/23	1,000,000	956,614
3.50%, 5/15/23	500,000	449,066
Comcast Corp., 4.65%, 7/15/42	500,000	479,465
ConAgra Foods, Inc., 4.65%, 1/25/43	1,000,000	926,328
COX Communications, Inc., 4.70%, 12/15/42 (e)	1,000,000	886,994
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,075,333
CVS Pass-Through Trust:
5.88%, 1/10/28	311,176	347,951
6.036%, 12/10/28	635,386	716,684
6.943%, 1/10/30	436,680	514,181
DDR Corp., 4.75%, 4/15/18	1,000,000	1,074,505
Deere & Co., 3.90%, 6/9/42	1,000,000	908,394
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	700,000	682,842
Devon Energy Corp., 4.75%, 5/15/42	1,000,000	933,484
Discover Bank, 7.00%, 4/15/20	500,000	583,514
Discover Financial Services, 3.85%, 11/21/22	500,000	469,544
Dow Chemical Co.:
3.00%, 11/15/22	1,000,000	930,050
4.375%, 11/15/42	2,000,000	1,770,106
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	987,078
Duke Energy Progress, Inc., 4.10%, 5/15/42	2,000,000	1,829,954
Eaton Corp.:
4.00%, 11/2/32 (e)	500,000	467,492
4.15%, 11/2/42 (e)	500,000	448,598
Ecolab, Inc., 5.50%, 12/8/41	1,000,000	1,091,973
EI du Pont de Nemours & Co., 4.15%, 2/15/43	500,000	480,437
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,000,000	942,445
4.85%, 3/15/44	500,000	474,222
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	381,650
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,158,584
Ford Motor Co., 4.75%, 1/15/43	1,000,000	879,591
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	1,000,000	1,044,648
4.25%, 2/3/17	100,000	104,483
5.875%, 8/2/21	1,000,000	1,090,250
Freeport-McMoRan Copper & Gold, Inc.:
3.875%, 3/15/23 (e)	500,000	452,546
5.45%, 3/15/43 (e)	1,000,000	881,853
General Electric Capital Corp.:
5.875%, 1/14/38	1,000,000	1,100,755
6.875%, 1/10/39	1,500,000	1,848,601
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	1,600,000	1,665,563
General Electric Co., 4.125%, 10/9/42	900,000	837,446
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,112,229
Goldman Sachs Group, Inc.:
5.75%, 1/24/22	1,500,000	1,654,519
3.625%, 1/22/23	500,000	478,386
Heineken NV, 4.00%, 10/1/42 (e)	1,000,000	851,615
Home Depot, Inc., 4.20%, 4/1/43	1,000,000	949,918
Intel Corp., 4.80%, 10/1/41	500,000	497,129
International Business Machines Corp., 2.90%, 11/1/21	1,000,000	982,635
Jefferies Group LLC, 5.125%, 4/13/18	500,000	522,501
Johnson Controls, Inc., 5.00%, 3/30/20	1,000,000	1,098,262
JPMorgan Chase & Co., 3.20%, 1/25/23	3,000,000	2,847,921
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	500,000	469,498
Kraft Foods Group, Inc., 3.50%, 6/6/22	1,000,000	990,278
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,600,000	1,568,000
Liberty Mutual Group, Inc., 6.50%, 5/1/42 (e)	2,000,000	2,139,858
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	95,431
Lowe's Co.'s, Inc.:
5.125%, 11/15/41	500,000	517,284
4.65%, 4/15/42	1,000,000	978,642
Macy's Retail Holdings, Inc., 5.125%, 1/15/42	500,000	482,416
McDonald's Corp., 3.625%, 5/1/43	500,000	445,329
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	1,000,000	891,612
Methanex Corp., 5.25%, 3/1/22	1,000,000	1,048,254
Molson Coors Brewing Co., 5.00%, 5/1/42	2,000,000	1,921,110
Morgan Stanley:
5.50%, 1/26/20	500,000	536,694
3.75%, 2/25/23	1,000,000	956,283
4.10%, 5/22/23	1,500,000	1,385,878
National Oilwell Varco, Inc.:
2.60%, 12/1/22	500,000	468,846
3.95%, 12/1/42	500,000	448,840
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	457,509
6.59%, 7/7/38	30,000	34,471
NBCUniversal Media LLC:
2.875%, 1/15/23	2,000,000	1,899,676
4.45%, 1/15/43	2,000,000	1,867,046
Newmont Mining Corp., 4.875%, 3/15/42	500,000	385,498
Nexen, Inc., 6.40%, 5/15/37	1,088,000	1,182,531
NII Capital Corp., 7.625%, 4/1/21	1,000,000	777,500
Noble Holding International Ltd., 5.25%, 3/15/42	1,000,000	895,685
Northrop Grumman Corp.:
3.25%, 8/1/23	500,000	473,154
4.75%, 6/1/43	500,000	477,921
NYU Hospitals Center, 4.428%, 7/1/42	1,000,000	914,774
PacifiCorp, 4.10%, 2/1/42	400,000	367,943
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	2,000,000	1,951,572
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	957,456
3.60%, 8/13/42	200,000	169,877
Pernod-Ricard SA, 5.50%, 1/15/42 (e)	1,000,000	1,022,238
Petrobras Global Finance BV, 5.625%, 5/20/43	500,000	433,975
Pioneer Natural Resources Co., 5.875%, 7/15/16	700,000	780,662
PPL Montana LLC, 8.903%, 7/2/20	12,944	14,842
SABMiller Holdings, Inc.:
3.75%, 1/15/22 (e)	780,000	793,795
4.95%, 1/15/42 (e)	2,000,000	1,988,754
Simon Property Group LP, 4.125%, 12/1/21	350,000	363,444
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	1,100,000	1,182,500
9.00%, 5/1/18 (e)	250,000	243,750
Standard Chartered plc, 3.95%, 1/11/23 (e)	1,800,000	1,674,443
Syngenta Finance NV, 4.375%, 3/28/42	2,000,000	1,948,130
Target Corp., 4.00%, 7/1/42	500,000	454,682
Time Warner Cable, Inc.:
5.50%, 9/1/41	1,000,000	878,782
4.50%, 9/15/42	1,000,000	775,484
Time Warner, Inc.:
3.40%, 6/15/22	500,000	484,634
5.375%, 10/15/41	2,000,000	2,022,556
4.90%, 6/15/42	500,000	475,727
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	496,388
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,000,000	2,110,000
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	650,000	589,297
Union Pacific Corp., 4.30%, 6/15/42	1,000,000	949,629
United Technologies Corp., 4.50%, 6/1/42	1,000,000	986,103
UnitedHealth Group, Inc.:
3.375%, 11/15/21	200,000	199,370
4.625%, 11/15/41	200,000	191,992
US Bancorp, 2.95%, 7/15/22	1,000,000	927,648
Verizon Communications, Inc., 3.85%, 11/1/42	1,000,000	829,742
Viacom, Inc., 4.50%, 2/27/42	500,000	436,908
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,200,000	2,158,750
Walgreen Co., 4.40%, 9/15/42	1,000,000	898,830
Wal-Mart Stores, Inc., 4.00%, 4/11/43	2,500,000	2,277,961
Williams Co.'s, Inc., 3.70%, 1/15/23	1,000,000	929,083
Xstrata Finance Canada Ltd., 3.60%, 1/15/17 (e)	125,000	125,980
Yara International ASA, 7.875%, 6/11/19 (e)	950,000	1,153,340
Zoetis, Inc., 4.70%, 2/1/43 (e)	500,000	466,932

Total Corporate Bonds (Cost $139,893,460)		135,714,252

MUNICIPAL OBLIGATIONS - 0.9%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,076,910
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	79,140
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	92,517

Total Municipal Obligations (Cost $1,166,842)		1,248,567

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.7%
Freddie Mac, 6.75%, 3/15/31	700,000	958,970

Total U.S. Government Agencies and Instrumentalities (Cost $888,996)		958,970

U.S. TREASURY OBLIGATIONS - 0.6%
United States Treasury Bonds:
3.125%, 2/15/43	825,000	770,086
2.875%, 5/15/43	170,000	150,450

Total U.S. Treasury Obligations (Cost $921,211)		920,536

TIME DEPOSIT - 1.1%
State Street Bank Time Deposit, 0.098%, 7/1/13	1,668,312	1,668,312

Total Time Deposit (Cost $1,668,312)		1,668,312

EQUITY SECURITIES - 0.4%
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	596,900

Total Equity Securities (Cost $453,182)		596,900

TOTAL INVESTMENTS (Cost $146,997,298) - 98.6%		143,024,827
Other assets and liabilities, net - 1.4%		1,999,786
NET ASSETS - 100%		$145,024,613

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	5	9/13	$1,100,000	($256)
5 Year U.S. Treasury Notes	26	9/13	3,147,219	(4,134)
10 Year U.S. Treasury Notes	49	9/13	6,201,563	(19,905)
30 Year U.S. Treasury Bonds	119	9/13	16,165,406	(536,539)
Total Purchased				($560,834)

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

ASSET-BACKED SECURITIES - 16.7%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$1,791,579	$1,789,080
1.45%, 4/16/18 (e)	7,027,294	7,013,233
AmeriCredit Automobile Receivables Trust, 1.99%, 10/8/15	400,000	401,476
Avis Budget Rental Car Funding AESOP LLC, 1.85%, 11/20/14 (e)	6,200,000	6,220,739
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	1,443,170	1,439,671
Capital Auto Receivables Asset Trust, 8.25%, 12/15/14 (e)	1,350,000	1,354,640
CFC LLC, 1.65%, 7/17/17 (e)	4,760,767	4,745,575
Chesapeake Funding LLC, 1.193%, 1/7/25 (e)(r)	2,680,000	2,668,583
CPS Auto Receivables Trust, 1.31%, 6/15/20 (e)	520,876	518,769
CPS Auto Trust, 1.48%, 3/16/20 (e)	2,437,747	2,437,384
Credit Acceptance Auto Loan Trust:
2.06%, 4/16/18 (e)	96,365	96,359
2.61%, 3/15/19 (e)	573,000	579,339
DT Auto Owner Trust:
3.05%, 8/17/15 (e)	898,663	900,475
0.75%, 5/16/16 (e)	4,500,000	4,494,960
4.89%, 1/17/17 (e)	1,000,000	1,015,833
Exeter Automobile Receivables Trust:
2.02%, 8/15/16 (e)	237,670	238,793
3.18%, 3/15/17 (e)	930,000	938,193
1.29%, 10/16/17 (e)	2,403,864	2,391,371
First Investors Auto Owner Trust, 1.47%, 5/15/18 (e)	1,577,086	1,585,846
Flagship Credit Auto Trust, 1.32%, 4/16/18 (e)	4,249,950	4,239,015
Ford Credit Auto Owner Trust, 4.43%, 11/15/14	829,629	831,181
Ford Credit Floorplan Master Owner Trust:
1.82%, 9/15/15 (e)	685,000	686,982
2.07%, 9/15/15 (e)	1,295,000	1,298,522
2.37%, 9/15/15 (e)	6,382,000	6,404,943
Harley-Davidson Motorcycle Trust, 1.99%, 1/15/16	825,000	827,241
HLSS Servicer Advance Receivables Backed Notes, 0.898%, 1/15/44 (e)	1,400,000	1,395,100
Navistar Financial Dealer Note Master Trust, 0.863%, 1/25/18 (e)(r)	1,360,000	1,358,054
Santander Consumer Acquired Receivables Trust:
2.32%, 4/15/15 (e)	1,820,000	1,827,715
1.66%, 8/15/16 (e)	8,319,314	8,354,771
2.01%, 8/15/16 (e)	1,635,894	1,645,266
Santander Drive Auto Receivables Trust:
2.24%, 12/15/14	1,006,645	1,009,127
2.05%, 5/15/15	215,023	215,508
2.50%, 12/15/15	300,000	303,703
1.33%, 5/15/17	2,000,000	2,008,610
2.86%, 6/15/17 (e)	370,832	373,123
Sierra Receivables Funding Co. LLC:
5.31%, 11/20/25 (e)	2,833,090	2,916,244
2.84%, 11/20/28 (e)	1,486,713	1,524,633
3.58%, 11/20/28 (e)	1,982,284	2,025,684
1.59%, 11/20/29 (e)	1,596,462	1,585,021
2.39%, 11/20/29 (e)	478,939	478,903
SNAAC Auto Receivables Trust, 1.14%, 7/16/18 (e)	1,642,709	1,639,948

Total Asset-Backed Securities (Cost $83,942,946)		83,779,613

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
Vericrest Opportunity Loan Transferee:
2.487%, 2/26/52 (e)	1,171,972	1,174,175
2.734%, 11/25/60 (e)(r)	1,472,189	1,481,979

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,644,161)		2,656,154

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.576%, 7/10/42	297,103	297,271
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	29,368	29,364
Chase Manhattan Bank-First Union National Bank, 6.40%, 8/15/31 (e)	700,305	706,582
COMM Mortgage Trust, 0.373%, 6/15/22 (e)(r)	2,522,226	2,501,269
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	4,948,935	4,985,577
Commercial Mortgage Pass Through Certificates, 1.793%, 6/8/30 (e)(r)	5,000,000	4,970,300
Del Coronado Trust, 0.993%, 3/15/26 (e)(r)	4,000,000	3,989,760
Extended Stay America Trust:
0.894%, 12/5/31 (e)(r)	5,000,000	4,974,870
0.994%, 12/5/31 (e)(r)	4,500,000	4,488,102
GMAC Commercial Mortgage Securities, Inc. Trust, 5.653%, 5/10/40 (r)	540,000	541,278
GS Mortgage Securities Corp. II:
1.043%, 11/8/29 (e)(r)	4,500,000	4,451,985
1.643%, 11/8/29 (e)(r)	4,230,000	4,212,302
JP Morgan Chase Commercial Mortgage Securities Corp.:
5.255%, 7/12/37 (r)	283,122	283,308
5.326%, 8/12/40 (r)	63,905	63,910
JP Morgan Chase Commercial Mortgage Securities Trust:
0.973%, 4/15/30 (e)(r)	2,870,000	2,862,033
1.343%, 4/15/30 (e)(r)	1,150,000	1,141,757
Morgan Stanley Capital I Trust, 5.007%, 1/14/42	39,738	40,000
RREF 2013 LT1 LLC, 2.833%, 5/22/28 (e)	622,269	620,339
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	5,994	5,987

Total Commercial Mortgage-Backed Securities (Cost $41,767,375)		41,165,994

COMMERCIAL PAPER - 1.4%
Wyndham Worldwide Corp., 0.65%, 7/19/13 (e)	7,000,000	6,998,122

Total Commercial Paper (Cost $6,997,725)		6,998,122

CORPORATE BONDS - 65.8%
AbbVie, Inc., 1.033%, 11/6/15 (e)(r)	6,000,000	6,057,348
Airgas, Inc., 7.125%, 10/1/18	525,000	550,614
American Express Centurion Bank, 0.725%, 11/13/15 (r)	6,000,000	6,004,452
American Express Co., 0.863%, 5/22/18 (r)	4,000,000	3,994,788
American International Group, Inc.:
3.75%, 11/30/13 (e)	5,400,000	5,466,631
4.25%, 9/15/14	1,000,000	1,037,043
Anglo American Capital plc, 2.15%, 9/27/13 (e)	10,000,000	10,029,000
ArcelorMittal USA LLC, 6.50%, 4/15/14	6,000,000	6,225,258
Avis Budget Car Rental LLC, 2.775%, 5/15/14 (r)	4,000,000	4,000,040
Bank of America NA:
0.553%, 6/15/16 (r)	2,843,000	2,741,161
0.573%, 6/15/17 (r)	7,000,000	6,703,753
Barrick Gold Financeco LLC, 6.125%, 9/15/13	6,115,000	6,175,532
BB&T Corp., 1.133%, 6/15/18 (r)	2,000,000	2,001,906
BP Capital Markets plc, 0.785%, 5/10/18 (r)	1,000,000	976,055
Branch Banking & Trust Co., 0.592%, 9/13/16 (r)	4,700,000	4,650,081
British Telecommunications plc, 1.397%, 12/20/13 (r)	3,000,000	3,014,868
Bunge Ltd. Finance Corp., 5.35%, 4/15/14	5,997,000	6,182,085
Cantor Fitzgerald LP, 6.375%, 6/26/15 (e)	1,820,000	1,829,437
Capital One Financial Corp., 0.913%, 11/6/15 (r)	5,000,000	4,986,300
Case New Holland, Inc., 7.75%, 9/1/13	4,210,000	4,236,313
Caterpillar Financial Services Corp., 0.625%, 2/9/15 (r)	5,000,000	5,024,015
Cemex Finance LLC, 9.50%, 12/14/16 (e)	1,000,000	1,057,500
Cemex SAB de CV, 5.276%, 9/30/15 (e)(r)	5,000,000	5,087,500
Chesapeake Energy Corp., 7.625%, 7/15/13	6,000,000	6,000,000
CIT Group, Inc., 5.25%, 4/1/14 (e)	1,250,000	1,268,750
Citigroup, Inc., 0.544%, 6/9/16 (r)	9,500,000	9,166,844
Colgate-Palmolive Co., 0.60%, 11/15/14	2,000,000	2,002,932
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,001,649
Corp. Nacional del Cobre de Chile, 5.50%, 10/15/13 (e)	7,645,000	7,729,959
Daimler Finance North America LLC:
0.886%, 3/28/14 (e)(r)	2,000,000	2,005,784
1.875%, 9/15/14 (e)	1,500,000	1,513,234
0.879%, 1/9/15 (e)(r)	2,000,000	2,006,334
Duke Energy Carolinas LLC, 5.75%, 11/15/13	270,000	275,187
Ecolab, Inc., 2.375%, 12/8/14	2,750,000	2,804,664
Encana Corp., 4.75%, 10/15/13	650,000	657,155
Energy Transfer Partners LP, 6.00%, 7/1/13	750,000	750,000
Fifth Third Bancorp, 0.692%, 12/20/16 (r)	4,000,000	3,925,824
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (e)	1,000,000	1,010,000
Ford Motor Credit Co. LLC:
7.00%, 10/1/13	3,000,000	3,044,139
3.875%, 1/15/15	750,000	773,058
4.207%, 4/15/16	750,000	783,486
1.525%, 5/9/16 (r)	2,000,000	2,013,982
3.984%, 6/15/16	1,500,000	1,571,445
General Electric Capital Corp.:
0.875%, 12/11/15 (r)	2,000,000	2,013,686
0.994%, 4/2/18 (r)	7,000,000	7,029,253
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,022,230
Glencore Funding LLC:
1.431%, 5/27/16 (e)(r)	5,000,000	4,868,620
1.574%, 1/15/19 (e)(r)	5,000,000	4,647,070
Goldman Sachs Group, Inc., 1.476%, 4/30/18 (r)	9,225,000	9,139,650
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	2,000,000	1,996,436
Hartford Financial Services Group, Inc., 4.625%, 7/15/13	6,886,000	6,896,460
HCA, Inc., 6.75%, 7/15/13	500,000	500,000
Health Care REIT, Inc., 6.00%, 11/15/13	1,000,000	1,018,860
Hewlett-Packard Co., 1.823%, 9/19/14 (r)	4,000,000	4,038,448
HP Enterprise Services LLC, 6.00%, 8/1/13	5,000,000	5,019,960
HSBC Bank plc:
0.925%, 8/12/13 (e)(r)	1,450,000	1,451,060
1.078%, 1/17/14 (e)(r)	1,500,000	1,506,256
0.915%, 5/15/18 (e)(r)	2,000,000	1,999,990
ING Bank NV, 1.597%, 10/18/13 (e)(r)	2,000,000	2,006,402
International Business Machines Corp., 0.875%, 10/31/14	4,000,000	4,019,664
John Deere Capital Corp., 1.25%, 12/2/14	1,500,000	1,514,296
JPMorgan Chase & Co., 1.176%, 1/25/18 (r)	5,000,000	4,989,000
JPMorgan Chase Bank, 0.602%, 6/13/16 (r)	4,000,000	3,929,576
Leucadia National Corp., 7.75%, 8/15/13	1,685,000	1,697,300
Level 3 Financing, Inc., 4.215%, 2/15/15 (r)	3,595,000	3,595,000
Liberty Mutual Group, Inc., 5.75%, 3/15/14 (e)	2,500,000	2,569,605
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,020,888
Masco Corp.:
7.125%, 8/15/13	4,402,000	4,424,010
4.80%, 6/15/15	750,000	768,750
MetLife Institutional Funding II, 1.182%, 4/4/14 (e)(r)	5,000,000	5,031,255
Morgan Stanley, 1.556%, 4/25/18 (r)	9,000,000	8,826,930
National Australia Bank Ltd., 0.998%, 4/11/14 (e)(r)	2,000,000	2,010,802
NBCUniversal Enterprise, Inc., 0.965%, 4/15/18 (e)(r)	2,000,000	2,017,408
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 7/11/14 (e)	2,373,000	2,406,818
3.125%, 5/11/15 (e)	1,530,000	1,580,951
Petrobras Global Finance BV:
1.894%, 5/20/16 (r)	2,000,000	1,988,000
2.414%, 1/15/19 (r)	1,000,000	980,000
PNC Funding Corp., 0.476%, 1/31/14 (r)	1,000,000	999,965
Prudential Financial, Inc., 4.50%, 7/15/13	880,000	880,812
Quest Diagnostics, Inc., 1.123%, 3/24/14 (r)	1,000,000	1,003,837
Regions Financial Corp., 7.75%, 11/10/14	3,500,000	3,782,030
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	2,882,000	2,887,075
Rio Tinto Finance USA plc, 1.113%, 6/17/16 (r)	5,000,000	4,998,505
Royal Bank of Canada:
0.976%, 10/30/14 (r)	5,000,000	5,041,585
3.125%, 4/14/15 (e)	2,000,000	2,084,400
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.17%, 12/18/17 (r)†	1,265,000	1,265,000
Safeway, Inc.:
1.774%, 12/12/13 (r)	3,680,000	3,693,539
6.25%, 3/15/14	4,000,000	4,141,388
Santander Holdings USA, Inc., 3.00%, 9/24/15	1,000,000	1,025,332
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,250,000	1,343,750
SunTrust Bank, 0.564%, 8/24/15 (r)	2,177,000	2,159,480
SunTrust Banks, Inc., 3.50%, 1/20/17	500,000	523,234
Teva Pharmaceutical Finance Co. BV, 1.175%, 11/8/13 (r)	2,000,000	2,006,036
Time Warner Cable, Inc., 6.20%, 7/1/13	500,000	500,000
TransCanada PipeLines Ltd., 0.953%, 6/30/16 (r)	3,000,000	3,000,000
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	386,215
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,570,824
Verizon Communications, Inc., 0.886%, 3/28/14 (r)	3,500,000	3,510,311
Volkswagen International Finance NV, 1.022%, 3/21/14 (e)(r)	5,000,000	5,013,305
Wabtec Corp., 6.875%, 7/31/13	2,000,000	2,007,500
Wachovia Bank NA:
0.653%, 11/3/14 (r)	2,151,000	2,151,652
0.603%, 3/15/16 (r)	4,000,000	3,949,544
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,000,000	981,250
Walgreen Co., 1.00%, 3/13/15	1,000,000	1,003,152
Westpac Banking Corp., 1.006%, 3/31/14 (e)(r)	2,000,000	2,009,922
Windstream Corp., 8.125%, 8/1/13	2,000,000	2,005,000
Xerox Corp.:
1.672%, 9/13/13 (r)	5,000,000	5,007,850
1.094%, 5/16/14 (r)	1,000,000	999,291
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,047,691
Zoetis, Inc., 1.15%, 2/1/16 (e)	1,000,000	996,603

Total Corporate Bonds (Cost $330,217,140)		330,836,818

FLOATING RATE LOANS(d)- 1.8%
Dell Inc.:
4.278%, 2/28/14 (r)	1,846,150	1,836,919
5.523%, 2/5/21 (r)	1,153,850	1,148,081
Dunkin' Brands, Inc., 3.75%, 2/11/20 (r)	3,989,183	3,972,979
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	1,990,000	1,981,294

Total Floating Rate Loans (Cost $8,969,453)		8,939,273

MUNICIPAL OBLIGATIONS - 3.3%
Alexandria Virginia IDA Revenue VRDN, 0.43%, 7/1/30 (r)†	800,000	800,000
California Statewide Communities Development Authority MFH Revenue VRDN, 0.08%, 10/15/34 (r)†	1,600,000	1,600,000
Michigan Strategic Fund LO Revenue VRDN, 0.40%, 9/1/22 (r)†	1,500,000	1,500,000
Mississippi Home Corp. MFH Revenue VRDN, 0.11%, 8/15/40 (r)†	250,000	250,000
Nevada Housing Division Revenue VRDN, 0.07%, 4/15/39 (r)†	1,100,000	1,100,000
New York City Housing Development Corp. MFH Revenue VRDN, 0.13%, 6/15/34 (r)†	600,000	600,000
New York State HFA Revenue VRDN, 0.08%, 5/15/36 (r)†	1,700,000	1,700,000
Orange County Florida HFA MFH Revenue VRDN, 0.20%, 8/15/35 (r)†	500,000	500,000
Osceola County Florida HFA MFH Revenue VRDN, 0.18%, 9/15/35 (r)†	815,000	815,000
Rhode Island Student Loan Authority Revenue VRDN, 0.15%, 6/1/48 (r)†	2,200,000	2,200,000
Union County Arkansas Industrial Development Revenue VRDN, 0.29%, 10/1/27 (r)†	5,000,000	5,000,000
Wilkes-Barre Pennsylvania GO VRDN, 0.20%, 11/1/25 (r)†	300,000	300,000

Total Municipal Obligations (Cost $16,365,000)		16,365,000

TIME DEPOSIT - 0.7%
State Street Bank Time Deposit, 0.098%, 7/1/13	3,443,042	3,443,042

Total Time Deposit (Cost $3,443,042)		3,443,042

U.S. TREASURY OBLIGATIONS - 1.9%
United States Treasury Notes:
0.25%, 6/30/15	9,545,000	9,548,732
1.00%, 5/31/18	50,000	49,141

Total U.S. Treasury Obligations (Cost $9,582,887)		9,597,873

EQUITY SECURITIES - 0.1%	SHARES
Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	596,900

Total Equity Securities (Cost $453,209)		596,900

TOTAL INVESTMENTS (Cost $504,382,938) - 100.4%		504,378,789
Other assets and liabilities, net - (0.4%)		(1,769,871)
NET ASSETS - 100%		$502,608,918

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	119	9/13	$26,180,000	$20,836

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

ASSET-BACKED SECURITIES - 4.9%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	$71,663	$71,563
Capital Auto Receivables Asset Trust, 8.25%, 12/15/14 (e)	150,000	150,516
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	32,000	31,998
DT Auto Owner Trust, 3.05%, 8/17/15 (e)	101,100	101,304
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	195,000	190,884
Macquarie Equipment Funding Trust, 1.91%, 4/20/17 (e)	265,353	267,149
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	81,795	82,263
Santander Drive Auto Receivables Trust:
3.11%, 5/16/16	185,000	187,332
3.10%, 5/15/17 (e)	130,105	130,420
1.94%, 3/15/18	400,000	397,068
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	198,543	197,164

Total Asset-Backed Securities (Cost $1,823,867)		1,807,661

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.3%
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	97,040	97,509

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $97,027)		97,509

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5%
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	979	979
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	400,000	383,701
COMM Mortgage Trust, 0.373%, 6/15/22 (e)(r)	59,195	58,703
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	100,000	95,990
Extended Stay America Trust:
2.958%, 12/5/31 (e)	100,000	97,056
3.604%, 12/5/31 (e)	150,000	142,878
FHLMC Multifamily Structured Pass Through Certificates:
2.272%, 3/25/22	1,400,000	1,312,472
2.396%, 6/25/22	2,000,000	1,885,090
GS Mortgage Securities Corp. II, 1.643%, 11/8/29 (e)(r)	400,000	398,326
JPMBB Commercial Mortgage Securities Trust, 4.027%, 7/15/45 (r)	200,000	196,690
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	3,564	3,560

Total Commercial Mortgage-Backed Securities (Cost $4,873,788)		4,575,445

CORPORATE BONDS - 11.5%
Amgen, Inc., 5.15%, 11/15/41	100,000	99,594
Apple, Inc., 2.40%, 5/3/23	100,000	92,746
Bank of America Corp.:
0.605%, 8/15/16 (r)	100,000	96,462
2.00%, 1/11/18	125,000	121,077
Bank of America NA, 0.573%, 6/15/17 (r)	500,000	478,841
Citigroup, Inc., 4.45%, 1/10/17	200,000	214,158
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	40,000	43,013
CVS Pass-Through Trust, 6.036%, 12/10/28	24,756	27,923
Dun & Bradstreet Corp., 3.25%, 12/1/17	50,000	50,362
Excalibur One 77B LLC, 1.491%, 1/1/25	53,842	51,199
Ford Motor Co., 4.75%, 1/15/43	200,000	175,918
Ford Motor Credit Co. LLC, 3.984%, 6/15/16	50,000	52,382
General Electric Capital Corp., 1.625%, 4/2/18	250,000	243,522
Goldman Sachs Group, Inc., 3.625%, 1/22/23	100,000	95,677
JPMorgan Chase & Co.:
1.176%, 1/25/18 (r)	500,000	498,900
3.20%, 1/25/23	200,000	189,861
LULWA Ltd., 1.888%, 2/15/25	245,361	237,116
Morgan Stanley, 2.125%, 4/25/18	500,000	478,516
SBA Tower Trust, 3.722%, 4/15/48 (e)	220,000	208,172
Tagua Leasing LLC, 1.581%, 11/16/24	384,908	366,749
VRG Linhas Aereas SA, 0.85%, 9/27/14	250,936	251,521
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	140,000	137,375

Total Corporate Bonds (Cost $4,281,278)		4,211,084

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 22.5%
Fannie Mae, 0.375%, 7/5/16	800,000	790,369
Freddie Mac:
2.375%, 1/13/22	400,000	388,711
6.75%, 3/15/31	575,000	787,725
Portmarnock Leasing LLC, 1.741%, 10/22/24	817,928	787,795
Private Export Funding Corp.:
4.55%, 5/15/15	1,132,000	1,220,186
1.45%, 8/15/19	1,000,000	954,382
2.05%, 11/15/22	2,000,000	1,852,136
Tennessee Valley Authority:
1.875%, 8/15/22	500,000	458,125
3.50%, 12/15/42	1,230,000	1,032,648

Total U.S. Government Agencies and Instrumentalities (Cost $8,641,825)		8,272,077

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.0%
Fannie Mae:
3.00%, 7/5/13	160,000	156,325
3.50%, 3/1/22	191,651	200,424
5.50%, 3/25/32	209,618	210,677
5.00%, 4/25/34	92,056	96,526
Freddie Mac:
5.00%, 11/15/31	197,351	198,671
3.50%, 2/15/32	600,977	600,588

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,492,876)		1,463,211

U.S. TREASURY OBLIGATIONS - 43.1%
United States Treasury Bonds, 3.125%, 2/15/43	105,000	98,011
United States Treasury Notes:
0.25%, 6/30/15	3,330,000	3,331,302
0.50%, 6/15/16	175,000	174,262
1.00%, 5/31/18	5,487,000	5,392,689
1.375%, 5/31/20	7,000,000	6,755,546
1.75%, 5/15/23	65,000	60,877

Total U.S. Treasury Obligations (Cost $15,940,364)		15,812,687

SOVEREIGN GOVERNMENT BONDS - 1.3%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	376,778
Province of Quebec Canada, 2.625%, 2/13/23	90,000	84,411

Total Sovereign Government Bonds (Cost $488,234)		461,189

TIME DEPOSIT - 10.6%
State Street Bank Time Deposit, 0.098%, 7/1/13	3,904,098	3,904,098

Total Time Deposit (Cost $3,904,098)		3,904,098

TOTAL INVESTMENTS (Cost $41,543,357) - 110.7%		40,604,961
Other assets and liabilities, net - (10.7%)		(3,939,402)
NET ASSETS - 100%		$36,665,559

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	10	9/13	$1,210,469	($3,302)
30 Year U.S. Treasury Bonds	11	9/13	1,494,281	(73,404)
Total Purchased				($76,706)

Sold:
2 Year U.S. Treasury Notes	13	9/13	$2,860,000	$2,609
10 Year U.S. Treasury Notes	94	9/13	11,896,875	276,929
Total Sold				$279,538

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

CORPORATE BONDS - 92.0%	PRINCIPAL AMOUNT	VALUE
99¢ Only Stores, 11.00%, 12/15/19	$500,000	$565,000
Accellent, Inc., 8.375%, 2/1/17	250,000	258,750
Access Midstream Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	500,000	506,250
ADS Waste Holdings, Inc., 8.25%, 10/1/20 (e)	500,000	510,000
Alphabet Holding Co., Inc., 7.75%, 11/1/17	500,000	512,500
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	160,000	172,400
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	250,000	253,750
Antero Resources Finance Corp.:
9.375%, 12/1/17	428,000	453,680
6.00%, 12/1/20	500,000	492,500
ARAMARK Corp., 5.75%, 3/15/20 (e)	500,000	511,250
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20 (e)	500,000	501,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
4.875%, 11/15/17 (e)	350,000	351,750
8.25%, 1/15/19	250,000	271,875
Barrick Gold Corp., 4.10%, 5/1/23 (e)	1,000,000	835,456
Berry Petroleum Co., 6.375%, 9/15/22	500,000	498,125
Beverages & More, Inc., 9.625%, 10/1/14 (e)	1,500,000	1,511,250
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19 (e)	500,000	537,500
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	250,000	263,750
Burger King Corp., 9.875%, 10/15/18	500,000	557,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.625%, 8/1/20 (e)	500,000	543,750
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	500,000	562,500
Cash America International, Inc., 5.75%, 5/15/18 (e)	1,000,000	955,000
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18 (e)	250,000	251,875
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	500,000	530,625
Celanese US Holdings LLC, 4.625%, 11/15/22	500,000	490,625
Cemex Finance LLC, 9.50%, 12/14/16 (e)	1,000,000	1,057,500
Cemex SAB de CV, 5.276%, 9/30/15 (e)(r)	500,000	508,750
CenturyLink, Inc.:
5.625%, 4/1/20	500,000	505,000
7.65%, 3/15/42	250,000	237,500
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	500,000	522,500
Chesapeake Energy Corp., 3.25%, 3/15/16	600,000	597,000
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	500,000	545,625
CIT Group, Inc.:
4.75%, 2/15/15 (e)	750,000	762,188
4.25%, 8/15/17	300,000	301,500
5.25%, 3/15/18	350,000	359,625
CKE Restaurants, Inc., 11.375%, 7/15/18	371,000	383,525
Claire's Stores, Inc., 8.875%, 3/15/19	500,000	525,000
Clear Channel Communications, Inc., 9.00%, 12/15/19 (e)	500,000	485,000
Cott Beverages, Inc.:
8.375%, 11/15/17	500,000	526,875
8.125%, 9/1/18	250,000	269,375
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	500,000	498,750
Del Monte Corp., 7.625%, 2/15/19	1,100,000	1,130,250
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	250,000	258,125
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	265,000
Digicel Ltd.:
8.25%, 9/1/17 (e)	250,000	260,000
6.00%, 4/15/21 (e)	500,000	472,500
DigitalGlobe, Inc., 5.25%, 2/1/21 (e)	250,000	240,000
Emdeon, Inc., 11.00%, 12/31/19	250,000	281,875
Empire Today LLC / Empire Today Finance Corp., 11.375%, 2/1/17 (e)	710,000	568,000
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	750,000	841,875
EP Energy LLC / Everest Acquisition Finance, Inc., 6.875%, 5/1/19	500,000	535,000
Exopack Holding Corp., 10.00%, 6/1/18	500,000	506,250
Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	522,500
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	750,000	776,250
Fiesta Restaurant Group, Inc., 8.875%, 8/15/16	500,000	532,500
First Data Corp., 11.75%, 8/15/21 (e)	1,000,000	900,000
First Quality Finance Co., Inc., 4.625%, 5/15/21 (e)	500,000	475,000
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (e)	1,000,000	1,010,000
Ford Motor Credit Co. LLC:
8.70%, 10/1/14	250,000	271,343
6.625%, 8/15/17	250,000	282,948
5.875%, 8/2/21	250,000	272,562
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	74,000	80,105
Frontier Communications Corp.:
9.25%, 7/1/21	250,000	285,625
7.625%, 4/15/24	500,000	501,250
Glencore Funding LLC, 4.125%, 5/30/23 (e)	500,000	445,942
Global Brass & Copper, Inc., 9.50%, 6/1/19 (e)	500,000	535,000
Goodyear Tire & Rubber Co., 6.50%, 3/1/21	500,000	508,750
Griffon Corp., 7.125%, 4/1/18	250,000	261,875
Grifols, Inc., 8.25%, 2/1/18	500,000	537,500
H&E Equipment Services, Inc., 7.00%, 9/1/22	350,000	364,875
Halcon Resources Corp., 8.875%, 5/15/21	500,000	485,000
Hanesbrands, Inc., 6.375%, 12/15/20	500,000	533,125
Harland Clarke Holdings Corp., 9.50%, 5/15/15	693,000	686,070
HD Supply, Inc., 7.50%, 7/15/20 (e)	200,000	202,500
Hercules Offshore, Inc.:
7.125%, 4/1/17 (e)	750,000	796,875
8.75%, 7/15/21 (e)	250,000	250,000
Hertz Corp., 5.875%, 10/15/20	500,000	515,000
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	750,000	750,000
Hologic, Inc., 6.25%, 8/1/20	250,000	259,219
Huntsman International LLC, 4.875%, 11/15/20	250,000	246,875
INEOS Group Holdings SA, 6.125%, 8/15/18 (e)	250,000	238,750
Infor US, Inc., 9.375%, 4/1/19	500,000	541,875
Ingles Markets, Inc., 8.875%, 5/15/17	500,000	522,190
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	1,175,000	978,188
Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (e)	500,000	485,000
Intelsat Luxembourg SA:
6.75%, 6/1/18 (e)	500,000	503,750
7.75%, 6/1/21 (e)	500,000	505,000
Interactive Data Corp., 10.25%, 8/1/18	500,000	553,750
International Lease Finance Corp.:
4.875%, 4/1/15	250,000	254,062
7.125%, 9/1/18 (e)	250,000	276,250
Iron Mountain, Inc., 8.00%, 6/15/20	500,000	520,100
Jarden Corp., 7.50%, 5/1/17	500,000	548,125
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	500,000	520,000
Kennedy-Wilson, Inc., 8.75%, 4/1/19	500,000	537,500
Kinetic Concepts, Inc., 10.50%, 11/1/18	750,000	806,250
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 (e)	250,000	243,750
Koppers, Inc., 7.875%, 12/1/19	500,000	535,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	750,000	802,500
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	754,000	738,920
Landry's, Inc., 9.375%, 5/1/20 (e)	555,000	585,525
Lear Corp., 8.125%, 3/15/20	750,000	821,250
Level 3 Communications, Inc.:
11.875%, 2/1/19	250,000	283,125
8.875%, 6/1/19	250,000	260,000
Level 3 Financing, Inc., 4.215%, 2/15/15 (r)	250,000	250,000
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	750,000	714,375
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 (e)	250,000	260,625
MetroPCS Wireless, Inc., 6.25%, 4/1/21 (e)	1,000,000	1,017,500
MGM Resorts International, 7.625%, 1/15/17	500,000	546,250
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	535,000
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	276,803
NCR Corp., 5.00%, 7/15/22	500,000	482,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20 (e)	500,000	480,000
NII Capital Corp.:
10.00%, 8/15/16	500,000	485,000
7.625%, 4/1/21	500,000	388,750
NII International Telecom SCA:
7.875%, 8/15/19 (e)	250,000	236,875
11.375%, 8/15/19 (e)	250,000	267,500
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20 (e)	850,000	858,500
Novelis, Inc., 8.375%, 12/15/17	500,000	530,000
Nuance Communications, Inc., 5.375%, 8/15/20 (e)	250,000	244,375
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	650,000	656,500
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	500,000	485,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	1,100,000	1,185,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21 (e)	500,000	477,500
Plains Exploration & Production Co., 6.875%, 2/15/23	750,000	802,426
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	500,000	522,500
QEP Resources, Inc., 5.25%, 5/1/23	500,000	487,500
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	270,000
Rexel SA, 6.125%, 12/15/19 (e)	200,000	204,000
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC:
7.125%, 4/15/19	500,000	528,125
9.00%, 4/15/19	250,000	258,125
9.875%, 8/15/19	250,000	267,500
Rosetta Resources, Inc., 5.625%, 5/1/21	500,000	488,125
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (e)	500,000	485,000
Safway Group Holding LLC / Safway Finance Corp., 7.00%, 5/15/18 (e)	500,000	490,000
SBA Telecommunications, Inc., 5.75%, 7/15/20 (e)	250,000	250,625
Seadrill Ltd., 5.625%, 9/15/17 (e)	500,000	492,500
Sealed Air Corp., 8.125%, 9/15/19 (e)	250,000	278,750
Serta Simmons Holdings LLC, 8.125%, 10/1/20 (e)	250,000	254,375
ServiceMaster Co.:
8.00%, 2/15/20	250,000	249,375
7.00%, 8/15/20	500,000	474,375
SM Energy Co., 6.50%, 1/1/23	500,000	525,000
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	267,500
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	850,000	913,750
9.00%, 5/1/18 (e)	650,000	633,750
Sprint Nextel Corp., 6.00%, 12/1/16	500,000	527,500
Standard Pacific Corp.:
10.75%, 9/15/16	250,000	296,875
8.375%, 5/15/18	500,000	570,000
STATS ChipPAC Ltd., 4.50%, 3/20/18 (e)	531,000	507,105
SUPERVALU, Inc.:
8.00%, 5/1/16	250,000	269,062
6.75%, 6/1/21 (e)	500,000	465,000
Titan International, Inc., 7.875%, 10/1/17 (e)	1,000,000	1,050,000
Toys R Us, Inc., 10.375%, 8/15/17	500,000	500,000
Triumph Group, Inc.:
8.625%, 7/15/18	250,000	270,000
4.875%, 4/1/21 (e)	250,000	248,750
TRW Automotive, Inc., 8.875%, 12/1/17 (e)	250,000	265,625
UCI International, Inc., 8.625%, 2/15/19	250,000	255,000
United Rentals North America, Inc.:
9.25%, 12/15/19	250,000	275,625
7.375%, 5/15/20	500,000	533,750
US Foods, Inc., 8.50%, 6/30/19	250,000	261,250
Videotron Ltd., 9.125%, 4/15/18	500,000	524,375
VWR Funding, Inc., 7.25%, 9/15/17	500,000	517,500

Total Corporate Bonds (Cost $77,597,514)		78,552,178

FLOATING RATE LOANS(d)- 2.9%
Dell Inc.:
4.278%, 2/28/14 (r)	307,700	306,162
5.523%, 2/5/21 (r)	192,300	191,338
Getty Images, Inc., 4.75%, 10/18/19 (r)	995,000	984,304
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	995,000	990,647

Total Floating Rate Loans (Cost $2,480,941)		2,472,451

TIME DEPOSIT - 1.0%
State Street Bank Time Deposit, 0.098%, 7/1/13	893,837	893,837

Total Time Deposit (Cost $893,837)		893,837

TOTAL INVESTMENTS (Cost $80,972,292) - 95.9%		81,918,466
Other assets and liabilities, net - 4.1%		3,463,845
NET ASSETS - 100%		$85,382,311

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield Bond.  Each series is registered as a non-diversified portfolio.  The operations of each series are accounted for separately.  Income offers six classes of shares of beneficial interest – Classes A, B, C, I, R, and Y.  Short Duration Income offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Long-Term Income offers one class of shares of beneficial interest – Class A.  Ultra-Short Income offers two classes shares of beneficial interest – Class A and Y.  Government offers three classes of shares of beneficial interest – Classes A, C, and I.  High Yield Bond offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 3.75% in Income, Long-Term Income, Government and High Yield, 2.75% in Short Duration Income, and 1.25% in Ultra-Short Income.  Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund.  Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2013 the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Income	$15,400,129	1.3%
Short Duration Income	6,267,450	0.3%
Long-Term Income	596,900	0.4%
Ultra-Short Income	596,900	0.1%
High Yield Bond	109	0.0%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity Securities	$ -	$-	$15,400,020	$15,400,020
Asset-backed securities	-	8,427,483	-	8,427,483
Collateralized mortgage-backed obligations	-	217,047	-	217,047
Commercial mortgage-backed securities	-	22,876,568	-	22,876,568
Corporate debt	-	1,007,470,235	109	1,007,470,344
U.S. government obligations	-	83,316,054	-	83,316,054
Other debt obligations	-	49,095,224	-	49,095,224
TOTAL	$ -	$65,845,696	$15,400,129	$1,186,802,740

Other financial instruments**	$915,587	-	-	$915,587

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate	Equity
	Debt	Securities	Total
Balance as of 9/30/12	$23,324,786	—	$23,324,786
Accrued discounts/premiums	(255,049)	—	(255,049)
Realized gain (loss)	(27,611,902)	—	(27,796,279)
Change in unrealized appreciation (depreciation)	33,086,981	—	22,871,378
Purchases	1,694,389	—	1,694,389
Sales	(30,239,096)	—	(30,239,096)
Transfers in and/or out of Level 3[1]	—	$15,400,020[2]	25,800,000
Balance as of 6/30/2013	$109	$15,400,020	$15,400,129

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended June 30, 2013, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $37,579,958 for Income.

Short Duration Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$-	-	$6,267,450	$6,267,450
Asset-backed securities	-	$128,639,152	-	128,639,152
Collateralized mortgage-backed obligations	-	21,170,215	-	21,170,215
Commercial mortgage-backed securities	-	74,104,520	-	74,104,520
Corporate debt	-	1,474,198,767	-	1,474,198,767
Municipal obligations	-	38,045,000	-	38,045,000
U.S. government obligations	-	45,638,188	-	45,638,188
Other debt obligations	-	85,223,745	-	85,223,745
TOTAL	$-	$1,867,019,587	$6,267,450**	$1,873,287,037

Other financial instruments***	$1,397,308	-	-	$1,397,308

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.3% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

At June 30, 2013, securities valued at $6,267,450 were transferred from Level 2 to Level 3.

Long-Term Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$-	$ -	$596,900	$596,900
Asset-backed securities	-	397,068	-	397,068
Commercial mortgage-backed securities	-	1,520,222	-	1,520,222
Corporate debt	-	135,714,252	-	135,714,252
Municipal obligations	-	1,248,567	-	1,248,567
U.S. government obligations	-	1,879,506	-	1,879,506
Other debt obligations	-	1,668,312	-	1,668,312
TOTAL	$-	$142,427,927	$596,900**	$143,024,827

Other financial instruments***	($560,834)	-	-	($560,834)

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.4% of net assets.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

At June 30, 2013, securities valued at $596,900 were transferred from Level 2 to Level 3.

Ultra-Short Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	-	-	$596,900	$596,900
Asset-backed securities	-	$83,779,613	-	83,779,613
Collateralized mortgage-backed obligations	-	2,656,154	-	2,656,154
Commercial mortgage-backed securities	-	41,165,994	-	41,165,994
Corporate debt	-	330,836,818	-	330,836,818
Municipal obligations	-	16,365,000	-	16,365,000
Other debt obligations	-	19,380,437	-	19,380,437
U.S. government obligations	-	9,597,873	-	9,597,873
TOTAL	-	$503,781,889	$596,900**	$504,378,789

Other financial instruments***	$20,836	-	-	$20,836

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 Securities represent 0.1% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

At June 30, 2013, securities valued at $596,900 were transferred from Level 2 to Level 3.

Government	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$1,807,661	-	$1,807,661
Collateralized mortgage-backed obligations	-	97,509	-	97,509
Commercial mortgage-backed securities	-	4,575,445	-	4,575,445
Corporate debt	-	4,211,084	-	4,211,084
U.S. government obligations	-	25,547,975	-	25,547,975
Other debt obligations	-	4,365,287	-	4,365,287
TOTAL	-	$40,604,961	-	$40,604,961

Other financial instruments**	$202,832	-	-	$202,832

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

High Yield Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Corporate debt	-	$78,552,069	$109	$78,552,178
Other debt obligations	-	3,366,288	-	3,366,288
TOTAL	-	$81,918,357	$109**	$81,918,466

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.   The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ended June 30, 2013, Income invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 1,108 contracts and $49,474,377 weighted average notional value.

During the nine month period ended June 30, 2013, Short Duration Income invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 367 contracts and $12,932,363 weighted average notional value.

During the nine month period ended June 30, 2013, Long-Term Income invested in 5 year, 10 year, and 30 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 111 contracts and $1,283,028 weighted average notional value.

During the nine month period ended June 30, 2013, Ultra-Short Income invested in 2 year and 5 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 7 contracts and $1,722,675 weighted average notional value.

During the nine month period ended June 30, 2013, Government invested in 2 year, 5 year, 10 year and 30 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 35 contracts and $125,367 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedules of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same portfolio (within seven days for Class I and Class R shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2013 and the capital loss carryforwards as of September 30, 2012, with expiration dates, where applicable:

	Income	Short Duration Income	Long-Term Income
Federal income tax cost of investments	$1,214,571,120	$1,854,809,382	$147,229,543
Unrealized appreciation	$37,271,942	$38,112,613	$2,992,982
Unrealized depreciation	(65,040,321)	(19,648,804)	(7,197,699)
Net unrealized appreciation/ (depreciation)	($27,768,379)	$18,463,809	($4,204,717)

	Ultra-Short Income	Government	High Yield Bond
Federal income tax cost of investments	$504,382,981	$41,554,824	$81,078,855
Unrealized appreciation	$1,941,943	$115,425	$2,276,895
Unrealized depreciation	(1,946,531)	(1,065,288)	(1,437,284)
Net unrealized appreciation/ (depreciation)	($4,588)	($949,863)	$839,611

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income	Ultra-Short Income	High Yield Bond
30-Sept-2016	($3,976,802)	-	-
30-Sept-2017	-	-	($824,403)
30-Sept-2018	(254,299,863)	-	(15,613)
30-Sept-2019	(77,128,701)	-	-

No Expiration Date
Short-term	-	($3,477,260)	-
Long-term	-	(362,750)	-

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2013